As filed with the Securities and Exchange Commission on December 18, 1996.
                                                Securities Act File No. 2-65315
                                           Investment Company File No. 811-2950


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 2O549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                       Pre-Effective Amendment No. __ [ ]

                       Post-Effective Amendment No. 30 [X]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 194O [ ]

                              Amendment No. 30 [X]


                          SHORT TERM INCOME FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                     c/o Reich & Tang Asset Management L.P.
                   600 Fifth Avenue, New York, New York 10020
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 830-5200

                               Bernadette N. Finn
                     c/o Reich & Tang Asset Management L.P.
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

                        Copy to: MICHAEL R. ROSELLA, ESQ.
                                 Battle Fowler LLP
                                 75 East 55th Street
                                 New York, N.Y. 10022

It is proposed that this filing will become effective (check appropriate box)

                  [X] immediately  upon filing  pursuant to paragraph (b)
                  [ ] on                pursuant to  paragraph  (b)
                  [ ] 60 days after filing  pursuant to  paragraph  (a)
                  [ ] on (date)  pursuant to paragraph (a) of Rule 485
                  [ ] 75 days after filing pursuant to  paragraph (a)(2)
                  [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

The Registrant has registered an indefinite number of securities under the Securities Act of l933 pursuant to Section 24(f) under the Investment Company Act of l940 as amended, and Rule 24f-2 thereunder, and the Registrant has filed a Rule 24f-2 Notice for its fiscal year ended August 31, 1996 on October 24, 1996.

                          SHORT TERM INCOME FUND, INC.

                       Registration Statement on Form N-1A


                              CROSS REFERENCE SHEET
                          (as required by Rule 4O4 (c))



PART A                                        Location in Prospectus
Item No.                                      (Caption)


1.  Cover Page . . . . . . . . . . . . . . .  Cover Page


2.  Synopsis . . . . . . . . . . . . . . . .  Table of Fees and Expenses


3.  Condensed Financial Information. . . . .  Selected Financial Information


4.  General Description of Registrant. . . .  Investment Objectives, Policies
    and Policies                              and Risks Investment Restrictions;
                                              General Information; Risk Factors
                                              and Additional Investment
                                              Information; Investment
                                              Restrictions


5.  Management of the Fund . . . . . . . . .  Management and Investment
                                              Management Contract


5A. Management's Discussion of . . . . . . .  Not Applicable
         Fund Performance


6.  Capital Stock and Other Securities . . .  Dividends and  Federal Income Tax
                                              Matters


7.  Purchase of Securities Being Offered . .  How to Purchase and Redeem Shares


8.  Redemption or Repurchase . . . . . . . .  How to Purchase and Redeem Shares


9.  Pending Legal Proceedings. . . . . . . .  Not Applicable

                          SHORT TERM INCOME FUND, INC.
                       Registration Statement on Form N-1A


                                              Location in Statement of
PART B                                        Additional Information
Item No.                                      (Caption)


1O. Cover Page . . . . . . . . . . . . . . .  Cover Page


11. Table of Contents. . . . . . . . . . . .  Cover Page


12. General Information and History. . . . .  Management and Management Contract


13. Investment Objectives and Policies . . . Investment Objectives, Policies
                                             and Risks; Investment Restrictions


14. Management of the Fund . . . . . . . . . Management and Management Contract


15. Control Persons and Principal
    Holders of Securities . . . . . . . . .  Management and Management Contract


16. Investment Advisory and Other Services.  Management and Management Contract


17. Brokerage Allocation . . . . . . . . . . Portfolio Transactions


18. Capital Stock and Other Securities . . . Net Asset Value


19. Purchase, Redemption and Pricing
    of Securities Being Offered. . . . . . . Net Asset Value


2O. Tax Status . . . . . . . . . . . . . . . Not Applicable


21. Underwriters . . . . . . . . . . . . . . Not Applicable


22. Calculation of Yield Quotations of
    Money Market Funds . . . . . . . . . . . Yield Quotations


23. Financial Statements . . . . . . . . . . Independent Auditors' Report;
                                             Statement of Net Assets as of
                                             August 31, 1996; Statement of
                                             Operations as of August 31, 1996;
                                             Statement of Changes in Net Assets
                                             as of August 31, 1996; Notes to
                                             Financial Statements

-------------------------------------------------------------------------------
SHORT TERM                                                  600 FIFTH AVENUE
INCOME FUND, INC.                                           NEW YORK, N.Y. 10020
                                                            (212) 830-5220
================================================================================
PROSPECTUS
January 2, 1997

The objective of Short Term Income Fund, Inc. (the "Fund") is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Fund pursues this objective through two separate portfolios. The Money Market Portfolio consists of short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, bankers' acceptances, high quality commercial paper and securities issued or guaranteed by the United States Government, its agencies or instrumentalities, and repurchase agreements with maturities of 397 days or less covering the foregoing securities. The U.S. Government Portfolio consists solely of securities with maturities of 397 days or less issued or guaranteed by the United States Government and repurchase agreements with maturities of 397 days or less covering securities issued or guaranteed by the United States Government. Each Portfolio offers two classes of shares to the general public. The Class A shares of each Portfolio are subject to a service fee pursuant to each Portfolio's Rule 12b-1 Distribution and Service Plan and are sold through financial intermediaries who provide servicing to Class A shareholders for which they receive compensation from the Manager and the Distributor. The Class B shares of each Portfolio are not subject to a service fee and either are sold directly to the public or are sold through financial intermediaries that do not receive compensation from the Manager and the Distributor. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of each respective Portfolio.


This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund. A Statement of Additional Information dated January 2, 1997, containing additional and more detailed information about the Fund, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by writing or telephoning the Fund's Distributor, Reich & Tang Distributors L.P., (the "Distributor"), at the address or telephone number set forth above.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT. THE FUND INTENDS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE ALTHOUGH THERE CAN BE NO ASSURANCE THAT THIS VALUE WILL BE MAINTAINED.

SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

 THIS PROSPECTUS SHOULD BE READ AND RETAINED BY INVESTORS FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                           TABLE OF FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

                                                     Money Market                            U.S. Government
                                                     Portfolio                                Portfolio

                                            Class A               Class B            Class A               Class B

Management Fees                               .28%*                 .28%*               .26%                   .26%
12b-1 Fees                                    .25%                  .00%                .25%                   .00%
Other Expenses                                .45%*                 .42%*               .30%                   .30%
     Administration Fees              .21%*                 .21*%               .21%                   .21%
                                            ------                ------             -------                  ------
Total Fund Operating Expenses                 .98%                  .70%                .81%                   .56%


Example                                      1 Year               3 Years               5 Years             10 Years
-------                                      ------               -------               -------             --------

You would pay the following on a $1,000 investment, assuming 5% annual return
(cumulative through the end of each year):

Money Market Portfolio

                             Class A          $10                   $31                   $54                $120
                             Class B          $7                    $22                   $39                 $87

U.S. Government Portfolio

                             Class A          $8                   $26                   $45                $100
                             Class B          $6                   $18                   $31                 $70

*  After fee waivers.

The purpose of the above fee table is to assist an investor in understanding the various costs and expenses an investor in each Portfolio of the Fund will bear directly or indirectly. For a further discussion of these fees see "Management and Investment Management Contract" and "Distribution and Service Plan" herein.
With respect to the Class A and Class B shares of the Money Market Portfolio, the Manager has voluntarily waived a portion of the Management Fee; absent such waiver, the Management Fee would have been .30%. In addition, absent such waiver, Total Fund Operating Expenses would have been 1.00% for Class A and .72% for Class B.


THE FIGURES  REFLECTED IN THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION
OF PAST OR FUTURE  EXPENSES.  ACTUAL  EXPENSES MAY BE GREATER OR LESS THAN THOSE
SHOWN ABOVE.


                         SELECTED FINANCIAL INFORMATION
                 (for a share outstanding throughout the period)

The following financial highlights of the respective classes of shares of the Money Market Portfolio and the U.S. Government Portfolio of Short Term Income Fund, Inc. have been audited by McGladrey & Pullen, independent certified public accountants, whose report thereon appears in the Statement of Additional Information and may be obtained by shareholders upon request.

                                                                                            Money Market Portfolio
CLASS A                                                                                     Year Ended August 31,
-------                                            --------------------------------------------------------------------------------
                                                      1996              1995             1994              1993             1992
                                                   ------------      -------------    ------------     -------------     ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period               $   1.00          $   1.00         $   1.00         $   1.00          $   1.00
                                                   ------------      ------------     ------------     -------------     ----------
Income from investment operations:
   Net investment income........                       0.047             0.047            0.029            0.027             0.041
Less distributions:
   Dividends from net investment income                0.047             0.047            0.029            0.027             0.041
                                                   ------------      ------------     ------------     -------------     ----------
Net asset value, end of period..                   $   1.00          $   1.00         $   1.00         $   1.00          $   1.00
                                                   ============      ============     ============     =============     ==========
Total Return....................                       4.71%             4.82%(c)         2.93%            2.69%             4.13%
Ratios/Supplemental Data
Net assets, end of period (000).                   $ 756,094         $ 661,795        $ 676,756        $ 706,074         $ 694,635
Ratios to average net assets:
   Expenses.....................                       0.98%(a)(b)       0.88%(a)         0.91%            0.91%(a)          0.83%
   Net investment income........                       4.63%(a)          4.75%(a)         2.89%            2.59%(a)          4.03%


                                                                                            Money Market Portfolio
CLASS A                                                                                     Year Ended August 31,
-------                                            --------------------------------------------------------------------------------
                                                      1991              1990             1989              1988             1987
                                                   ------------      -------------    ------------     -------------     ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period               $   1.00          $   1.00         $   1.00         $   1.00          $   1.00
                                                   ------------      ------------     ------------     -------------     ----------
Income from investment operations:
   Net investment income........                       0.063             0.078            0.083            0.064             0.055
Less distributions:
   Dividends from net investment income                0.063             0.078            0.083            0.064             0.055
                                                   ------------      ------------     ------------     -------------     ----------
Net asset value, end of period..                   $   1.00          $   1.00         $   1.00         $   1.00          $   1.00
                                                   ============      ============     ============     =============     ==========
Total Return....................                       6.48%             8.02%            8.63%            6.64%             5.63%
Ratios/Supplemental Data
Net assets, end of period (000).                   $ 676,604         $ 887,270        $ 818,181        $ 710,865        $ 748,899
Ratios to average net assets:
   Expenses.....................                       0.81%             0.76%            0.77%            0.78%             0.78%
   Net investment income........                       6.34%             7.72%            8.34%            6.42%             5.52%


                                                                  U.S. Government Portfolio
CLASS A                                                             Year Ended August 31,
-------                                             -----------------------------------------------------------------------------
                                                       1996              1995             1994             1993           1992
                                                    -----------      -------------     ------------     -----------     ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period                $   1.00         $   1.00          $   1.00         $   1.00        $   1.00
                                                    -----------      -------------     ------------     -----------     --------
Income from investment operations:
   Net investment income..........                      0.047            0.048             0.028            0.025           0.039
Less distributions:
  Dividends from net investment income                  0.047            0.048             0.028            0.025           0.039
                                                    -----------       ------------      -----------     -----------     --------
Net asset value, end of period....                  $   1.00         $   1.00          $   1.00         $   1.00        $   1.00
                                                    ===========      =============     ============     ===========     =========
Total Return......................                      4.81%            4.93%             2.79%            2.56%           3.98%
Ratios/Supplemental Data
Net assets, end of period (000)...                  $ 666,620        $ 469,592         $ 398,699        $ 429,164       $ 579,526
Ratios to average net assets:
   Expenses.......................                      0.81%            0.80%             0.85%            0.85%           0.77%
   Net investment income..........                      4.68%            4.83%             2.75%            2.52%           3.92%



                                                                  U.S. Government Portfolio
CLASS A                                                             Year Ended August 31,
-------                                             -----------------------------------------------------------------------------
                                                       1991              1990             1989             1988           1987
                                                    -----------      -------------     ------------     -----------     ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period                $   1.00         $   1.00          $   1.00         $   1.00        $   1.00
                                                    -----------      -------------     ------------     -----------     --------
Income from investment operations:
   Net investment income..........                      0.061            0.076             0.077            0.059           0.053
Less distributions:
  Dividends from net investment income                  0.061            0.076             0.077            0.059           0.053
                                                    -----------       ------------      -----------     -----------     --------
Net asset value, end of period....                  $   1.00         $   1.00          $   1.00         $   1.00        $   1.00
                                                    ===========      =============     ============     ===========     =========
Total Return......................                      6.25%            7.79%             7.94%            6.06%           5.44%
Ratios/Supplemental Data
Net assets, end of period (000)...                  $ 596,085        $ 350,088         $ 189,623        $ 225,268       $ 222,825
Ratios to average net assets:
   Expenses.......................                      0.76%            0.78%             0.73%            0.71%           0.74%
   Net investment income..........                      5.96%            7.41%             7.62%            5.87%           5.32%

(a) Net of management and administration fees waived equivalent to 0.02%, 0.13% and 0.01%. In addition, in 1993 shareholder servicing fees equivalent to 0.03% were waived.

(b)  Includes expenses paid indirectly equivalent to .01% of average net assets.

(c) Includes the effect of a capital contribution from the Manager. Without the capital contribution, the total return would have been 3.42%.



                         SELECTED FINANCIAL INFORMATION
                 (for a share outstanding throughout the period)

The following financial highlights of the respective classes of shares of the Money Market Portfolio and the U.S. Government Portfolio of Short Term Income Fund, Inc. have been audited by McGladrey & Pullen, independent certified public accountants, whose report thereon appears in the Statement of Additional Information and may be obtained by shareholders upon request.

                                                                                   Money Market Portfolio
CLASS B (a)                                                                        Year Ended August 31,
-------                                               ----------------------------------------------------------------
                                                         1996              1995             1994               1993
                                                      ------------      -----------       -----------       ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period                  $   1.00          $   1.00          $   1.00          $   1.00
                                                      ------------      -----------       -----------       ----------
Income from investment operations:
   Net investment income........                          0.049             0.050             0.031             0.021
Less distributions:
  Dividends from net investment income                    0.049             0.050             0.031             0.021
                                                      ------------      -----------       -----------       ----------
Net asset value, end of period..                      $   1.00          $   1.00          $   1.00          $   1.00
                                                      ============      ===========       ===========       ==========
Total Return....................                          5.00%             5.08%(d)          3.19%             2.84%*
Ratios/Supplemental Data
Net assets, end of period (000).                    $   219,810         $ 217,877         $ 422,005       $   453,093
Ratios to average net assets:
   Expenses.....................                          0.70%(b)(c)       0.62%(b)          0.67%             0.71%*
   Net investmentncome..........                          4.91%(b)          4.90%(b)          3.13%             2.75%*



                                                                   U.S. Government Portfolio
CLASS B (a)                                                          Year Ended August 31,
-------                                          ---------------------------------------------------------------
                                                    1996              1995             1994             1993
                                                 -----------       -------------    -----------       ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period             $   1.00          $   1.00         $   1.00          $   1.00
                                                 -----------       -----------      -----------       ----------
Income from investment operations:
   Net investment income..........                   0.050             0.051            0.030             0.021
Less distributions:
  Dividends from net investment income               0.050             0.051            0.030             0.021
                                                 -----------       ----------       -----------       ----------
Net asset value, end of period....               $   1.00          $   1.00         $   1.00          $   1.00
                                                 ===========       =============    ===========       ==========
Total Return......................                   5.07%             5.19%            3.04%             2.75%*
Ratios/Supplemental Data
Net assets, end of period (000)...               $ 126,169         $ 306,799        $  80,196         $ 101,391
Ratios to average net assets:
   Expenses.......................                   0.56%             0.55%            0.60%             0.63%*
   Net investmentncome............                   5.04%             5.20%            2.98%             2.68%*

*   Annualized
(a) Distribution of Class B shares commenced November 30, 1992.
(b) Net of management and administration fees waived equivalent to 0.02% and 0.13%.
(c) Includes expenses paid indirectly equivalent to .01% of average net assets.
(d) Includes the effect of a capital contribution from the Manager.  Without the capital contribution, the total return would have been 3.69%.

INVESTMENT OBJECTIVES,
POLICIES AND RISKS

Short Term Income Fund, Inc. (the "Fund") is a no-load, diversified, open-end management investment company offering investors yields available from a managed portfolio of money market instruments together with a high degree of liquidity. The net asset value of each Fund share is expected to remain constant at $1.00, although this cannot be assured.

The investment objective of the Fund is, in accordance with the investment policies of each of the Fund's Portfolios, to provide as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. There is no assurance that the Fund will achieve its investment objective. The investment objective of the Fund may not be changed without shareholder approval.

Though the Fund currently has two Portfolios, the Board of Directors of the Fund may in the future determine to establish additional portfolios, each of which will be consistent with the investment objective of the Fund. Set forth below are the investment policies for each of the Fund's current Portfolios. The investment policies for the Money Market Portfolio, as well as for any portfolios which the Board of Directors may determine to establish in the future, may be changed by the Board of Directors of the Fund without shareholder approval. The investment policies for the U.S. Government Portfolio may not be changed without shareholder approval.

The Fund may from time to time advertise its current yield and effective yield for the two Classes of each Portfolio. The Fund's current yield is calculated by dividing its average daily net income per share of each Class of each Portfolio (excluding realized gains or losses) for a recent seven-day period by its constant net asset value per share of $1.00 and annualizing the result on a 365-day basis. The Fund's effective yield is calculated by increasing its current yield according to a formula that takes into account the compounding effect of the reinvestment of dividends.

The Money Market Portfolio's Class A shares yield for the seven-day period ended August 31, 1996 was 4.50%, which is equivalent to an effective yield of 4.60%. The Money Market Portfolio's Class B shares yield for the seven-day period ended August 31, 1996 was 4.83%, which is equivalent to an effective yield of 4.94%. The U.S. Government Portfolio's Class A shares yield for the seven-day period ended August 31, 1996 was 4.53%, which is equivalent to an effective yield of 4.64%. The U.S. Government Portfolio's Class B shares yield for the seven-day period ended August 31, 1996 was 4.78%, which is equivalent to an effective yield of 4.90%.

MONEY MARKET PORTFOLIO

The Money Market Portfolio of the Fund is intended to attain the Fund's investment objective through investments in the following securities, provided they are denominated in United States dollars and have a remaining maturity of 397 days or less or are subject to a repurchase agreement calling for resale in 397 days or less. Investments in short-term instruments may, in some circumstances, result in a lower yield than would be available from investments in instruments with a longer term.

United States Government Securities: the Fund may purchase for inclusion in the Money Market Portfolio short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. These include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

Bank Obligations: the Fund may purchase for inclusion in the Money Market Portfolio certificates of deposit, time deposits and bankers' acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks. (See
"Investment Risks" herein.) Certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The Money Market Portfolio limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks having total assets in excess of one billion dollars or the equivalent in other currencies. The Money Market Portfolio limits its investments in obligations of domestic and foreign branches of foreign banks to dollar denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets and which are considered by the Fund's Board of Directors to be First Tier Eligible Securities at the time of acquisition.

Commercial Paper and Certain Debt Obligations: the Fund may purchase for inclusion in the Money Market Portfolio commercial paper or similar debt obligations that have been determined by the Fund's Board of Directors to present minimal credit risks and that are First Tier Eligible Securities at the time of acquisition, so that the Fund is able to employ the amortized cost method of valuation.

The term First Tier Eligible Securities means: (i) securities that have remaining maturities of 397 days or less and are rated in the highest short-term rating category by any two nationally recognized statistical rating organizations ("NRSROs") or in such category by the only NRSRO that has rated the securities (collectively, the "Requisite NRSROs") (acquisition in the latter situation must also be ratified by the Board of Directors); (ii) securities that have remaining maturities of 397 days or less but that at the time of issuance were long-term securities and whose issuer has received from the Requisite NRSROs a rating with respect to comparable short-term debt in the highest short-term rating category; and (iii) unrated securities determined by the Fund's Board of Directors to be of comparable quality. Where the issuer of a long-term security with a remaining maturity which would otherwise qualify it as a First Tier Eligible Security does not have rated short-term debt outstanding, the long-term security is treated as unrated but may not be purchased if it has a long-term rating from any NRSRO that is below the two highest long-term categories. A determination of comparability by the Board of Directors is made on the basis of its credit evaluation of the issuer, which may include an evaluation of a letter of credit, guarantee, insurance or other credit facility issued in support of the securities or participation certificates. While there are several organizations that currently qualify as NRSROs, two examples of NRSROs are Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies ("S&P") and Moody's Investors Service, Inc., ("Moody's"). The two highest ratings of Moody's for debt securities are "Aaa" and "Aa" and of S&P are "AAA" and

"AA". The highest rating for domestic and foreign commercial paper is "Prime-1" by Moody's and "A-1" by S&P and "SP-1/AA" by S&P or "VMIG-1" and "VMIG-2" by Moody's in the case of variable and floating rate demand notes. (See "Description of Ratings" in the Statement of Additional Information.)

Subsequent to its purchase by the Fund, the quality of an investment may cease to be rated or its rating may be reduced so that it ceases to be a First Tier Eligible Security. If this occurs, the Board of Directors of the Fund shall reassess promptly whether the security presents minimal credit risks and shall cause the Fund to take such action as the Board of Directors determines is in the best interest of the Fund and its shareholders. However, reassessment is not required if the security is disposed of or matures within five business days of the Manager becoming aware of the new rating and provided further that the Board of Directors is subsequently notified of the Manager's actions.

In addition, in the event that a security (1) is in default, (2) ceases to be an eligible investment under Rule 2a-7, or (3) is determined to no longer present minimal credit risks, the Fund will dispose of the security absent a determination by the Fund's Board of Directors that disposal of the security would not be in the best interest of the Fund. In the event that the security is disposed of, it shall be disposed of as soon as practicable, consistent with achieving an orderly disposition by sale, exercise of any demand feature, or otherwise. In the event of a default with respect to a security which immediately before default accounted for 1/2 of 1% or more of the Fund's total assets, the Fund shall promptly notify the Securities and Exchange Commission of such fact and of the actions that the Fund intends to take in response to the situation.

Repurchase Agreements: the Fund may enter into, for inclusion in the Money Market Portfolio, repurchase agreements providing for resale in 397 days or less covering any of the foregoing securities which may have maturities in excess of 397 days, provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Money Market Portfolio. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price. The resale price of a repurchase agreement is greater than the purchase price, reflecting an agreed upon market rate which is effective for the period of time the buyer's funds are invested in the security and which is not related to the coupon rate on the purchased security.

U.S. GOVERNMENT PORTFOLIO

The U.S. Government Portfolio is intended to attain the Fund's investment objective through investments limited to obligations issued or guaranteed by the United States Government including repurchase agreements covering those types of obligations, provided that those obligations are denominated in United States dollars and either have a remaining maturity of 397 days or less or are subject to a repurchase agreement calling for resale in 397 days or less. The Fund will enter into repurchase agreements for inclusion in the U.S. Government Portfolio only if the instruments serving as collateral for the agreements are eligible for inclusion in the U.S. Government Portfolio, and otherwise in accordance with the restrictions and procedures described in the preceding paragraph.

The investment policies of the U.S. Government Portfolio may produce a lower yield than a policy of investing in other types of instruments. The yield of the U.S. Government Portfolio is likely to be lower than the yield of the Money Market Portfolio.

INVESTMENT RISKS

Since the Money  Market  Portfolio  may  contain  securities  issued by  foreign
governments,   or   any
of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Money Market Portfolio may be subject to additional investment risks with respect to those securities that are different in some respects from those incurred by a fund which invests only in debt obligations of United States domestic issuers, although such obligations may be higher yielding when compared to the securities of United States domestic issuers. In making foreign investments, therefore, the Money Market Portfolio will give appropriate consideration to the following factors, among others.

Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States. The issuers of some of these securities, such as bank obligations, may be subject to less stringent or different regulation than are United States issuers. In addition, there may be less publicly available information about a non-United States issuer, and non-United States issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to United States issuers.

Because evidences of ownership of such securities usually are held outside the United States, the Money Market Portfolio will be subject to additional risks which include possible adverse political and economic developments, possible seizure or nationalization of foreign deposits and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities or might restrict the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise.

Furthermore, some of these securities may be subject to stamp or other excise taxes levied by foreign governments, which have the effect of increasing the cost of such securities and reducing the realized gain or increasing the realized loss on such securities at the time of sale. Income earned or received by the Money Market Portfolio from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States, however, may reduce or eliminate such taxes. The Manager will attempt to minimize such taxes by timing of transactions and other strategies, but there can be no assurance that such efforts will be successful. All such taxes paid by the Money Market Portfolio will reduce its net income available for distribution to shareholders. The Manager will consider available yields, net of any required taxes, in selecting foreign securities.

INVESTMENT RESTRICTIONS

The Fund operates under the following investment restrictions which, together with the investment objective of the Fund, may not be changed without shareholder approval and which apply to each of the Money Market Portfolio and the U.S. Government Portfolio.

The Fund may not:

(a)  invest more than 5% of the total  market  value of any  Portfolio's  assets
     (determined at the time of the proposed investment and giving effect thereto) in the securities of any one issuer other than the United States Government, its agencies or instrumentalities;

(b)  invest more than 25% of the total  market value of any  Portfolio's  assets
     (determined at the time of the proposed investment and giving effect thereto) in the securities of issuers conducting their principal business activities in any one industry; provided, however, there is no limitation on the aggregate of a Portfolio's investment in obligations of domestic commercial banks, savings banks and savings and loan associations and in instruments secured by these obligations or in obligations of the United States Government, its agencies or its instrumentalities and in instruments secured by those obligations, and provided further, however, that a Portfolio will not acquire securities that are not readily marketable or repurchase agreements calling for resale within more than seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities. Not more than 5% of a Portfolio's assets may be invested in securities that are subject to underlying puts from the same institution, and no single bank shall issue its letter of credit and no single financial institution shall issue a credit enhancement covering more than 5% of the total assets of a Portfolio. However, if the puts are exercisable by the Portfolio in the event of default on payment of principal and interest on the underlying security, then the Portfolio may invest up to 10% of its assets in securities underlying puts issued or guaranteed by the same institution; additionally, a single bank can issue its letter of credit or a single financial institution can issue a credit enhancement covering up to 10% of the Portfolio's assets, where the puts offer the Portfolio such default protection;

(c) make loans, except that the Fund may purchase for a Portfolio the debt securities described above under "Investment Objectives, Policies and Risks" and may enter into repurchase agreements as therein described;

(d) borrow money, unless the borrowing does not exceed 10% of the total market value of the assets of the Portfolio with respect to which the borrowing is made (determined at the time of borrowing but without giving effect thereto) and the money is borrowed from one or more banks as a temporary measure for extraordinary or emergency (not leveraging) purposes or to meet unexpectedly heavy redemption requests. While borrowings exceed 5% of the value of a Portfolio's total assets, a Portfolio will not make any investments; and

(e) pledge, mortgage, assign or encumber any of a Portfolio's assets except to the extent necessary to secure a borrowing permitted by clause (d) made with respect to the Portfolio.

HOW TO PURCHASE AND REDEEM SHARES

Investors who have accounts with organizations which the Fund's Board of Directors has determined are capable of maintaining automated data exchange arrangements with the Fund and which have entered into agreements with the Fund to do so ("Participating Organizations") may invest in the Fund through their Participating Organizations. Certain Participating Organizations are compensated by the Distributor from its shareholder servicing fee and by the Manager from its management fee for the performance of these services. An investor who purchases shares through a Participating Organization that receives payment from the Manager or the Distributor will become a Class A shareholder. (See "Investment Through Participating Organizations" herein.) All other investors, and investors who have accounts with Participating Organizations but who do not wish to invest in the Fund through their Participating Organizations, may invest in the Fund directly as Class B shareholders of the Portfolios and not receive the benefit of the servicing functions performed by a Participating Organization. Class B shares may also be offered to investors who purchase their shares through Participating Organizations who do not receive compensation from the Distributor or the Manager because they may not be legally permitted to receive such as fiduciaries. The Manager pays the expenses incurred in the distribution of Class B shares. Participating Organizations whose clients become Class B shareholders will not receive compensation from the Manager or Distributor for the servicing they may provide to their clients. (See "Other Purchase and Redemption Procedures" herein.) With respect to both Classes of shares, the minimum initial investment in the Fund with respect to each Portfolio is $1,000 for Participating Organizations which are shareholders in the Fund and shareholders who invest through Participating Organizations. The minimum initial investment for securities brokers, financial institutions and other industry professionals that are not Participating Organizations is also $1,000. The minimum initial investment is $5,000 for other investors. The minimum amount for subsequent investments is $100 for all shareholders.

The Fund sells and redeems its shares on a continuing basis at their net asset value and does not impose a sales charge for either sales or redemptions. All transactions in Fund shares are effected through the Fund's transfer agent which accepts orders for purchases and redemptions from Participating Organizations and from shareholders directly.

In order to maximize earnings on its Portfolios, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve bank (commonly known as "Federal Funds").

Shares will be issued as of the first determination of the Fund's net asset value per share made upon receipt of the investor's purchase order at the net asset value per share next determined after receipt of the purchase order. Except as described below in the case of certain Participating Organizations (see "Investment Through Participating Organizations" herein), an investor's funds will not be invested by the Fund during the period before the Fund's receipt of Federal Funds and its issuance of Fund shares. The Fund reserves the right to reject any subscription to its shares.

Shares are issued as of 12 noon, New York City time, on any Fund Business Day, as defined herein, on which an order for the shares and accompanying Federal Funds are received by the Fund's transfer agent before 12 noon. Orders accompanied by Federal Funds and received after 12 noon on a Fund Business Day will not result in share issuance until the following Fund Business Day. Fund shares begin accruing income on the day the shares are issued to an investor.

There is no redemption charge, no minimum period of investment and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check. If a shareholder elects to redeem all the shares of the Fund he owns, all dividends credited to the shareholder up to the date of redemption are paid to the shareholder in addition to the proceeds of the redemption.

The date of payment upon redemption may not be postponed for more than seven days after shares are tendered for redemption, and the right of redemption may not be suspended, except for any period during which the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Securities and Exchange Commission) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of the shareholders of the Fund.

Redemption requests received by the Fund's transfer agent before 12 noon, New York City time, on any day on which the New York Stock Exchange, Inc. is open for trading become effective at 12 noon that day. A redemption request received after 12 noon on any day on which the New York Stock Exchange, Inc. is open for trading becomes effective on the next Fund Business Day. Shares redeemed are not entitled to participate in dividends declared on the day or after the day a redemption becomes effective.

The Fund has reserved the right to redeem the shares of any shareholder if the net asset value of all the remaining shares in his account after a withdrawal is less than $500. Written notice of any such mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or the Fund may impose a monthly service charge of $10 on such accounts. During the notice period any shareholder who receives such a notice may (without regard to the normal $100 requirement for an additional investment) make a purchase of additional shares to increase his total net asset value at least to the minimum amount and thereby avoid such mandatory redemption.

MONEY MARKET PORTFOLIO AND
U.S. GOVERNMENT PORTFOLIO

At the time of initial investment in the Fund, investors must elect on their subscription order form the Class of shares of the Portfolio in which they wish to invest their funds. Subject to the Portfolios' initial investment minimums investors may divide their investment in the Fund between the Portfolios in any manner they choose by submitting a separate subscription order form for each Portfolio. Investors who purchase shares of the Portfolios from a Participating Organization that is compensated for its services by the Manager and the Distributor may purchase Class A shares of the Portfolios. Subject to a $100 minimum, shareholders in the Fund may transfer all or a portion of their shares from one open Portfolio account to another open Portfolio account at any time. Any transfer into a Portfolio in which the shareholder does not have an open account must satisfy the Portfolio's initial investment minimum. Shareholders will have a separate account with the Fund for each Portfolio in which they invest. Certificates for Fund shares will not be issued to an investor.

INVESTMENT THROUGH
PARTICIPATING ORGANIZATIONS

Persons who maintain accounts with Participating Organizations may, if they wish, invest in the Fund through such Participating Organizations. When instructed by its customer to purchase or redeem Fund shares, the Participating Organization, on behalf of the customer, transmits to the Fund's transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

Participating Organizations may confirm to their customers who are shareholders in the Fund ("Participant Investors") each purchase and redemption of Fund shares for the customers' accounts. Also, Participating Organizations may send their customers periodic account statements showing the total number of Fund shares owned by each customer as of the statement closing date, purchases and redemptions of Fund shares by each customer during the period covered by the statement and the income earned by Fund shares of each customer during the statement period (including dividends paid in cash or reinvested in additional Fund shares). Participant Investors whose Participating Organizations have not undertaken to provide such confirmations and statements will receive them from the Fund directly.

Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures offered to Participant Investors by the Participating Organizations. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.

In the case of qualified Participating Organizations, orders received by the Fund's transfer agent before 12 noon, New York City time, on a Fund Business Day (as defined herein) without accompanying Federal Funds will result in the issuance of shares on that day provided the Federal Funds required in connection with the orders are received by the Fund's transfer agent before 4:00 P.M., New York City time, on that day. If such Federal Funds are received by the Fund's transfer agent after 4:00 P.M., New York City time, on that day, shares will be issued on the next Fund Business Day. Participating Organizations are responsible for instituting procedures to insure that purchase orders by their respective clients are processed expeditiously.

OTHER PURCHASE AND
REDEMPTION PROCEDURES

The following purchase and redemption procedures apply to investors who wish to invest in the Fund directly and not through Participating Organizations. These investors may obtain the subscription order form necessary to open an account by telephoning the Fund at either 212-830-5220 (within New York State) or at 800-221-3079 (toll free outside New York State).

All shareholders, other than certain Participant Investors, will receive from the Fund individual confirmations of each purchase and redemption of Fund shares (other than draft check redemptions) and a monthly statement listing the total number of Fund shares owned as of the statement closing date, purchases and redemptions of Fund shares during the month covered by the statement and the dividends paid on Fund shares of each shareholder during the statement period (including dividends paid in cash or reinvested in additional Fund shares).

INITIAL PURCHASE OF SHARES

Mail

Investors may send a check made payable to "Short Term Income Fund, Inc." along with a completed subscription order form to:

    Short Term Income Fund, Inc.
    c/o Reich & Tang Funds
    600 Fifth Avenue - 8th Floor
    New York, New York 10020


Checks are accepted subject to collection at full value in United States currency. Payment by a check drawn on any member bank of the Federal Reserve System can normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds and to be invested in Fund shares. An investor's subscription will not be accepted until the Fund receives Federal Funds.

Bank Wire

To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor should first obtain a new account number by telephoning the Fund at either 212-830-5220 (within New York State) or at 800-221-3079 (outside New York State) and then instruct a member commercial bank to wire money immediately to:

For Money Market Portfolio

    Investors Fiduciary Trust Company
    ABA #101003621
    Reich & Tang Funds
    DDA #890752-953-8
    For Short Term Income Fund, Inc.
       Money Market Portfolio
    Account of (Investor's Name)
    Fund Account #
    SS #/Tax I.D. #

For U.S. Government Portfolio

    Investors Fiduciary Trust Company
    ABA #101003621
    Reich & Tang Funds
    DDA #890752-953-8
    For Short Term Income Fund, Inc.
    U.S. Government Portfolio
    Account of (Investor's Name)
    Fund Account #
    SS #/Tax I.D. #

The investor should then promptly complete and mail the subscription order form.

An investor planning to wire funds should instruct his bank to wire before 12 noon, New York City time, on the same day. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 12 noon, New York City time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.

Personal Delivery

Deliver a check made payable to "Short Term Income Fund, Inc." along with a completed subscription order form to:

    Reich & Tang Funds
    600 Fifth Avenue - 9th Floor
    New York, New York 10020

ELECTRONIC FUNDS TRANSFERS (EFT),
PRE-AUTHORIZED CREDIT AND DIRECT
DEPOSIT PRIVILEGE

You may purchase shares of the Fund (minimum of $100) by having salary, dividend payments, interest payments or any other payments designated by you, or by having federal salary, social security, or certain veteran's, military or other payments from the federal government, automatically deposited into your Fund account. You can also have money debited from your checking account. To enroll in any one of these programs, you must file with the Fund a completed EFT Application, Pre-authorized Credit Application, or a Direct Deposit Sign-Up Form for each type of payment that you desire to include in the Privilege. The appropriate form may be obtained from your broker or the Fund. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or federal agency. Death or legal incapacity will automatically terminate your participation in the Privilege. Further, the Fund may terminate your participation upon 30 days' notice to you.


SUBSEQUENT PURCHASES OF SHARES

There is a $100 minimum for each subsequent purchase. All payments should clearly indicate the shareholder's account number. Provided that the information on the subscription order form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new subscription order form at any time during the year the shareholder's account is closed or during the following calendar year.

Subsequent purchases can be made either by bank wire or by personal delivery, as indicated above, or by mailing a check to the Fund's transfer agent at:

    Short Term Income Fund, Inc.
    Mutual Funds Group
    P.O. Box 13232
    Newark, New Jersey 07101-3232


REDEMPTION OF SHARES

A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Class of each Portfolio following receipt by the Fund's transfer agent of the redemption order (and any supporting documentation which it may require). Normally, payment for redeemed shares is made on the Fund Business Day the redemption is effected, provided the redemption request is received prior to 12 noon, New York City time, and on the next Fund Business Day if the redemption request is received after 12 noon, New York City time. However, redemption requests will not be effected unless the check (including a certified or cashier's check) used for investment has been cleared for payment by the investor's bank, which could take up to 15 days after investment.

A shareholder's original subscription order form permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original subscription order form by transmitting a written direction to the Fund's transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve system or a member firm of a national securities exchange, pursuant to the Fund's transfer agent's standards and procedures.

Written Requests

Shareholders may make a redemption in any amount by sending a written request accompanied by any certificate that may have been previously issued to the shareholder, to:

    Short Term Income Fund, Inc.
    c/o Reich & Tang Funds
    600 Fifth Avenue - 8th Floor
    New York, New York 10020


All previously issued certificates submitted for redemption must be endorsed by the shareholder and all written requests for redemption must be signed by the shareholder, in each case with signature guaranteed. Normally the redemption proceeds are paid by check mailed to the shareholder of record.

Checks

By making the appropriate election on the subscription order form, an individual shareholder may request a supply of checks which may be used to effect redemptions from any one or more of the Classes of shares of the Portfolios in which the shareholder is invested. The checks will be issued in the shareholder's name and the shareholder will receive a separate supply of checks for each Class of shares of a Portfolio for which checks are requested. Checks may be drawn in any amount of $250 or more and may be used like an ordinary commercial bank check except that they may not be certified. The checks are drawn on a special account maintained by the Fund with the agent bank. When a check is presented to the Fund's agent bank, it instructs the transfer agent to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. The cancelled check is usually returned to the shareholder. The use of a check to make a withdrawal enables the shareholder in the Fund to receive dividends on the shares to be redeemed up to the Fund Business Day on which the check clears. Fund shares purchased by check may not be redeemed by check until the check has cleared, which could take up to 15 days following the date of purchase.

There is no charge to the shareholder for checks provided by the Fund. The Fund reserves the right to impose a charge or impose a different minimum check amount in the future, if the Board of Directors determines that doing so is in the best interests of the Fund and its shareholders.

Shareholders electing the checking option are subject to the procedures, rules and regulations of the Fund's agent bank governing checking accounts. Checks drawn on a jointly owned account may, at the shareholder's election, require only one signature. Checks in amounts exceeding the value of the shareholder's account at the time the check is presented for payment will not be honored. Since the dollar value of the account changes daily, the total value of the account may not be determined in advance and the account may not be entirely redeemed by check. In addition, the Fund reserves the right to charge the shareholder's account a fee up to $20 for checks not honored as a result of an insufficient account value, a check deemed not negotiable because it has been held longer than six months, an unsigned check and a post-dated check. The Fund reserves the right to terminate or modify the check redemption procedure at any time or to impose additional fees following notification to the Fund's shareholders.

Telephone

The Fund accepts telephone requests for redemption from shareholders who elect this option. The proceeds of a telephone redemption will be sent to the shareholder at his address or to his bank account as set forth in the subscription order form or in a subsequent signature guaranteed written authorization. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service, and thus shareholders risk possible loss of dividends in the event of a telephone redemption not authorized by them. Telephone requests to wire redemption proceeds must be for amounts in excess of $1,000. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification. The failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for any losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions.

A shareholder making a telephone withdrawal should call the Fund at 212-830-5220; outside New York State at 800-221-3079 and state (i) the name of the shareholder appearing on the Fund's records, (ii) his account number with the Fund, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually, the proceeds are sent to the investor on the same Fund Business Day the redemption is effected, provided the redemption request is received prior to 12 noon, New York City time and on the next Fund Business Day if the redemption request is received after 12 noon, New York City time. The Fund reserves the right to terminate or modify the telephone redemption service at any time and will notify shareholders accordingly.

SPECIFIED AMOUNT AUTOMATIC
WITHDRAWAL PLAN

Shareholders may elect to withdraw shares and receive payment from the Fund of a specified amount of $50 or more automatically on a monthly or quarterly basis. The monthly or quarterly withdrawal payments of the specified amount are made by the Fund on the 23rd day of the month. Whenever such 23rd day of a month is not a Fund Business Day, the payment date is the Fund

Business Day preceding the 23rd day of the month. In order to make a payment, a number of shares equal in aggregate net asset value to the payment amount are redeemed at their net asset value on the Fund Business Day immediately preceding the date of payment. To the extent that the redemptions to make plan payments exceed the number of shares purchased through reinvestment of dividends and distributions, the redemptions reduce the number of shares purchased on original investment, and may ultimately liquidate a shareholder's investment.

The election to receive automatic withdrawal payments may be made at the time of the original subscription by so indicating on the subscription order form. The election may also be made, changed or terminated at any later time by sending a signature guaranteed written request to the transfer agent.

EXCHANGE PRIVILEGE

Shareholders of the Fund are entitled to exchange some or all of a Class of shares in the Fund for the same Class of shares of certain other investment companies which retain Reich & Tang Asset Management L.P. as investment adviser or manager and which participate in the exchange privilege program with the Fund. If only one Class of shares is available in a particular fund, the shareholder of the Fund is entitled to exchange his or her shares for the shares available in that fund.

Currently the exchange privilege program has been established between the Fund and California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Florida Daily Municipal Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund and Reich & Tang Equity Fund, Inc. In the future, the exchange privilege program may be extended to other investment companies which retain Reich & Tang Asset Management L.P. as adviser or manager. An exchange of shares in the Fund pursuant to the exchange privilege is, in effect, a redemption of Fund shares (at net asset value) followed by the purchase of shares of the investment company into which the exchange is made (at net asset value) and may result in a shareholder realizing a taxable gain or loss for Federal income tax purposes.

There is no charge for the exchange privilege or limitation as to frequency of exchanges. The minimum amount for an exchange is $1,000, except that shareholders who are establishing a new account with an investment company through the exchange privilege must insure that a sufficient number of shares are exchanged to meet the minimum initial investment required for the investment company into which the exchange is being made. Each Class of shares is exchanged at its respective net asset value.


The exchange privilege provides shareholders of the Fund with a convenient method to shift their investment among different investment companies when they feel such a shift is desirable. The exchange privilege is available to shareholders resident in any state in which shares of the investment company being acquired may legally be sold. Shares may be exchanged only between investment company accounts registered in identical names. Before making an exchange, the investor should review the current prospectus of the investment company into which the exchange is to be made. Prospectuses may be obtained by contacting the Distributor at the address or telephone number set forth on the cover page of this Prospectus.

Instructions for exchanges may be made by sending a signature guaranteed written request to:


    Short Term Income Fund, Inc.
    c/o Reich & Tang Funds
    600 Fifth Avenue - 8th Floor
    New York, New York 10020


                                       16
or, for shareholders who have elected that option, by telephone. The Fund reserves the right to reject any exchange request and may modify or terminate the exchange privilege at any time.

INDIVIDUAL RETIREMENT ACCOUNTS


The Fund has available a form of individual retirement account ("IRA") for investment in the Fund's shares. Individuals earning compensation generally may make IRA contributions of up to $2,000 annually. However, the deductibility of an individual's IRA contribution may be reduced or eliminated if the individual or, in the case of a married individual filing jointly, either the individual or the individual's spouse is an active participant in an employer-sponsored retirement plan. Thus, in the case of an active participant, the deduction will not be available for individuals with adjusted gross income above $35,000, married couples filing a joint return with adjusted gross income above $50,000 and married couples filing separately if a spouse has adjusted gross income above $10,000. In addition, an individual with a non-working spouse may establish a separate IRA for the spouse and annually contribute a total of up to $4,000 to the two IRAs, provided that no more than $2,000 may be contributed to the IRA of either spouse. The minimum investment required to open an IRA is $250.


Withdrawals from an IRA, other than that portion, if any, of the withdrawal considered to be a return of the investor's non-deductible IRA contribution, are taxed as ordinary income when received. Such withdrawals may be made without penalty after the participant reaches age 59 1/2 , and must commence shortly after age 70 1/2. Withdrawals before age 59 1/2 or the failure to commence withdrawals on a timely basis after age 70 1/2 may involve the payment of certain penalties.

Fund shares may also be a suitable investment for assets of other types of qualified pension or profit-sharing plans, including cash or deferred or salary reduction "section 401(k) plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans.

An investor should contact the Fund to obtain further information concerning a Fund IRA and required disclosure statement. An investor should consult their tax adviser as well, particularly in view of changes in the tax law.

MANAGEMENT AND INVESTMENT
MANAGEMENT CONTRACT

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. The Fund's Board of Directors, which is responsible for the overall management and supervision of the Fund, has employed Reich & Tang Asset Management L.P. (the "Manager") to serve as investment manager of the Fund. The Manager provides persons satisfactory to the Fund's Board of Directors to serve as officers of the Fund. Such officers, as well as certain other employees and directors of the Fund, may be directors or officers of Reich & Tang Asset Management, Inc., the sole general partner of the Manager or employees of the Manager or its affiliates. Due to the services performed by the Manager, the Fund currently has no employees and its officers are not required to devote full-time to the affairs of the Fund. The Statement of Additional Information contains general background information regarding each director and principal officer of the Fund .


The Manager is a Delaware limited partnership with its principal office at 600 Fifth Avenue, New York, New York 10020. As of November 30, 1996, the Manager was investment manager, advisor or supervisor with respect to assets aggregating approximately $8.9 billion. The Manager acts as manager or administrator of fifteen other investment companies and also advises pension trusts, profit sharing trusts and endowments.

New England Investment Companies, L.P. ("NEICLP") is the limited partner and owner of a 99.5% interest in the Manager. Reich & Tang

Asset Management, Inc. (a wholly-owned subsidiary of NEICLP) is the sole general partner and owner of the remaining .5% interest of the Manager. New England Investment Companies, Inc. ("NEIC"), a Massachusetts corporation, serves as the sole general partner of NEICLP. Reich & Tang Asset Management L.P. succeeded NEICLP as the Manager of the Fund.



On August 30, 1996, The New England Mutual Life Insurance Company ("The New England") and Metropolitan Life Insurance Company ("MetLife") merged, with MetLife being the continuing company. The Manager remains a wholly-owned subsidiary of NEICLP, but Reich & Tang Asset Management, Inc., its sole general partner, is now an indirect subsidiary of MetLife. Also, MetLife New England Holdings, Inc., a wholly-owned subsidiary of MetLife, owns approximately 55% of the outstanding limited partnership interest of NEICLP and may be deemed a "controlling person" of the Manager. Reich & Tang, Inc. owns approximately 17% of the outstanding partnership units of NEICLP.

MetLife is a mutual life insurance company with assets of $142.2 billion at March 31, 1996. It is the second largest life insurance company in the United States in terms of total assets. MetLife provides a wide range of insurance and investment products and services to individuals and groups and is the leader among United States life insurance companies in terms of total life insurance in force, which exceeded $1.2 trillion at March 31, 1996 for MetLife and its insurance affiliates. MetLife and its affiliates provide insurance or other financial services to approximately 36 million people worldwide.

NEIC is a holding company offering a broad array of investment styles across a wide range of asset categories through twelve subsidiaries, divisions and affiliates offering a wide array of investment styles and products to institutional clients. Its business units include Loomis, Sayles & Company, L.P., AEW Capital Management, L.P., Back Bay Advisors, L.P., Marlborough Capital Advisors, L.P., Westpeak Investment Advisors, L.P., Draycott Partners, Ltd., TNE Investment Services, L.P., New England Investment Associates, Inc., Harris Associates, Vaughan-Nelson, Scarborough & McConnell, L.P., and an affiliate, Capital Growth Management Limited Partnership. These affiliates in the aggregate are investment advisors or managers to 42 other registered investment companies.

The merger between The New England and MetLife resulted in an "assignment" of the Investment Management Contract relating to the Fund. Under the 1940 Act, such an assignment caused the automatic termination of this agreement. On November 28, 1995, the Board of Directors, including a majority of the directors who are not interested persons (as defined in the 1940 Act) of the Fund or the Manager, approved a new Investment Management Contract effective August 30, 1996, which has a term which extends to April 30, 1998 and may be continued in force thereafter for successive twelve-month periods beginning each May 1, provided that such continuance is specifically approved annually by majority vote of the Fund's outstanding voting securities or by its Board of Directors, and in either case by a majority of the directors who are not parties to the Investment Management Contract or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.

The new Investment Management Contract was approved by a majority of the shareholders of the Fund on April 4, 1996 and contains the same terms and conditions governing the Manager's investment management responsibilities as the Fund's previous Investment Management Contract with the Manager, except as to the date of execution and termination.

The merger and the change in control of the Manager is not expected to have any impact upon the Manager's performance of its responsibilities and obligations under the new Investment Management Contract.


Pursuant to the Investment Management Contract for each Portfolio, the Manager manages each Portfolio's portfolio of securities and makes the decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Fund. Under the Investment Management Contract:
(i) the Money Market Portfolio will pay an annual management fee of .30% of the Portfolio's average daily net assets not in excess of $750 million, plus .29% of such assets in excess of $750 million but not in excess of $1 billion, plus .28% of such assets in excess of $1 billion but not in excess of $1.5 billion, plus
 .27% of such assets in excess of $1.5 billion; and (ii) the U.S. Government Portfolio will pay an annual management fee of .275% of the Portfolio's average daily net assets not in excess of $250 million, plus .25% of such assets in excess of $250 million.


Pursuant to the Administrative Services Contract for each Portfolio, the Manager performs clerical, accounting supervision and office service functions for the Fund and provides the Fund with personnel to: (i) supervise the performance of bookkeeping and related services by Investors Fiduciary Trust Company, the Fund's bookkeeping agent; (ii) prepare reports to and filings with regulatory authorities; and (iii) perform such other administrative services as the Fund may from time to time request of the Manager. The personnel rendering such services may be employees of the Manager or its affiliates. The Manager, at its discretion, may voluntarily waive all or a portion of the administrative services fee. For its services under the Administrative Services Contract, the Manager receives an annual fee of .21% of each Portfolio's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion. Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund shares. (See "Distribution and Service Plan" herein.) In addition, Reich & Tang Distributors L.P., the Distributor, receives a fee equal to .25% per annum of the average daily net assets of the Class A shares of each Portfolio under the Shareholder Servicing Agreement. The fees are accrued daily and paid monthly.


Investment management fees and operating expenses, which are attributable to both Classes of a Portfolio, will be allocated daily to each Class share based on the percentage of outstanding shares at the end of the day.

DISTRIBUTION AND SERVICE PLAN


Rule 12b-1 under the 1940 Act (the "Rule") regulates the circumstances under which an investment company may, directly or indirectly, bear the expenses of distributing its shares. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of fund shares". The Rule provides, among other things, that an investment company may bear distribution expenses only pursuant to a plan adopted in accordance with the Rule. Because certain proposed expenditures, described below, by the Fund, the Manager and the Distributor, could be deemed to involve payment of distribution expenses by the Fund, the Fund's Board of Directors has adopted a distribution and service plan (the "Plan") and, pursuant to the Plan, the Fund with Reich & Tang Distributors L.P. (the "Distributor") has entered into a distribution agreement and a Shareholder Servicing Agreement (with respect to the Class A shares of each Portfolio only).


Reich & Tang Asset Management, Inc. serves as the sole general partner for both Reich & Tang Asset Management L.P. and Reich & Tang

Distributors L.P., and Reich & Tang Asset Management L.P. serves as the sole limited partner of the Distributor.

Under the Distribution Agreement, the Distributor, for nominal consideration and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any subscriptions and orders will not be binding on the Fund until accepted by the Fund as principal.

Under the Shareholder Servicing Agreement approved by the shareholders on December 1, 1992, the Distributor receives from each Portfolio with respect to the Class A shares, a service fee equal to .25% per annum of each Portfolio's Class A shares average daily net assets (the "Service Fee") for providing personal shareholder services and for the maintenance of shareholder accounts. This fee is accrued daily and paid monthly and any portion of the fee may be deemed to be used by the Distributor for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the Class A shares of each Portfolio. The Class B shareholders will not receive the benefit of such services from Participating Organizations that are compensated by the Distributor or the Manager and, therefore, will not be assessed a Service Fee.

The Plan and the Shareholder Servicing Agreement with respect to Class A shares provide that, in addition to the Service Fee, each Portfolio will pay for (i) telecommunications expenses including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreement and
(ii) preparing, printing and delivering the Fund's prospectus to existing shareholders of each Portfolio and preparing and printing subscription application forms for shareholder accounts.


The Plan provides that, with respect to Class A shares, the Manager may make payments from time to time from its own resources, which may include the management fee, and past profits for the following purposes: (i) to defray the costs of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing and related administrative functions on behalf of the Fund; (ii) to compensate certain Participating Organizations for providing assistance in distributing the Fund's shares; and (iii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors, and to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's shares. The Distributor may also make payments from time to time from its own resources, which may include the Service Fee (with respect to Class A shares) and past profits, for the purposes enumerated in (i) above. The Distributor will determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which each Portfolio is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract in effect for that year or the Shareholder Servicing Agreement in effect for that year.


The Glass-Steagall Act and other applicable laws and regulations prohibit banks and other depository institutions from engaging in the business of underwriting, selling or distributing most types of securities. However, in the opinion of the Manager based on the advice of counsel, these laws and regulations do not prohibit depository institutions from providing other services for investment companies such as the shareholder servicing and related administrative functions referred to above. The Fund's Board of

Directors will consider appropriate modifications in the Fund's operations, including discontinuance of any payments then being made under the Plan to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services. It is not anticipated that the discontinuance of payments to such an institution would result in loss to shareholders or change in the Fund's net asset value. In addition, state securities laws on this issue may differ from the interpretations of Federal law expressed herein and bank and financial institutions may be required to register as dealers pursuant to state law.


For the fiscal year ended August 31, 1996, the total amounts spent pursuant to the Distribution Plan for the Class A shares for the Money Market Portfolio and the U.S. Government Portfolio were .51% and .53%, respectively, of the average daily net assets of the Class A shares of the particular Portfolio. Of these amounts, .25% and .25% were paid by the Money Market Portfolio and the U.S Government Portfolio, respectively, to the Distributor, pursuant to the Shareholder Servicing Agreement and .26% and .28% were paid by the Manager's predecessor for the Money Market Portfolio and the U.S. Government Portfolio, respectively (which may be deemed indirect payments by the Fund).


DIVIDENDS AND FEDERAL
INCOME TAX MATTERS

Except as described herein, each Portfolio's net investment income (including net realized short-term capital gains, if any) will be declared as a dividend on each Fund Business Day. The Fund declares dividends for Saturdays, Sundays and holidays on the previous Fund Business Day. The Fund generally pays dividends monthly. Unless the Fund's transfer agent is otherwise instructed by the shareholder, dividends will automatically be reinvested in additional full and fractional shares of the same Class of shares of the Portfolio on the Fund Business Day on which the dividends are paid. If a shareholder elects to redeem all the shares of the Class of shares of the Portfolio he owns, all dividends accrued to the date of the redemption will be paid to the shareholder on the next Fund Business Day or no later than the next regular dividend payment date, depending on the internal procedures of the Participating Organization, if any, in question. Distributions of long-term capital gains, if any, are paid by both Portfolios at least once a year and, at the shareholder's option, are reinvested in additional shares of the Portfolio from which they were paid or are paid in cash.


The Fund did for the fiscal year ended August 31, 1996 and intends for each year thereafter to qualify for Federal income tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification relieves the Fund of liability for Federal income tax on that part of its net investment income (including net realized short-term capital gains, if any) and long-term capital gains, if any, paid out to its shareholders in accordance with the applicable provisions of the Code.


Dividends declared by the Fund of its net investment income are taxable to a shareholder of the Fund as ordinary income whether they are distributed to the shareholder or reinvested in additional Fund shares. Dividends of long-term capital gains which are designated by the Fund as such are taxable to shareholders at capital gain rates. A shareholder will be subject to tax on dividends of net investment income or capital gains paid shortly following the shareholder's purchase of shares of the Fund even though the dividend might be viewed economically as a return of capital to the shareholder.

It is expected that no portion of dividends to shareholders will qualify for the dividends-received deduction for corporations. Since the Fund expects to maintain the net asset value of each Class of shares of the Fund at a constant $1.00, a shareholder will generally not realize any gain for Federal income tax purposes upon a redemption of their Class of shares in the Fund.

In view of the continuous changes in the tax law and the regulations thereunder, it is recommended that shareholders consult with counsel and other competent tax advisors. Reports containing appropriate information with respect to the Federal income tax status of dividends paid by the Fund during the year are mailed to shareholders annually.

The Fund is required by Federal law to withhold 31% of reportable payments paid to certain shareholders who have not complied with IRS regulations. In connection with this withholding requirement, a shareholder will be asked to certify on his application that the social security or tax identification number provided is correct and that the shareholder is not subject to 31% backup withholding for previous underreporting to the IRS.

Distributions from the U.S. Government Portfolio that are derived from interest on certain obligations of the United States Government and agencies thereof may be exempt from state and local taxes in certain states. Investors should consult their own tax advisors regarding specific questions as to Federal, state or local taxes.

The Class A shares of each Portfolio will bear the Service Fees under the Plans. As a result, the net income of and the dividends payable to the Class A shares will be lower than the net income of and dividends payable to the Class B shares within the same Portfolio. Dividends paid to each Class of shares of each Portfolio will, however, be declared and paid on the same days at the same times and, except as noted with respect to the Service Fees payable under the Plans, will be determined in the same manner and paid in the same amounts.

NET ASSET VALUE

The Fund determines the net asset value of the shares of each Class of each Portfolio of the Fund as of 12 noon, New York City time, by dividing the value of each Class of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the number of shares outstanding of that Class of Portfolio at the time the determination is made. The Fund determines its net asset value on each Fund Business Day. Fund Business Day for this purpose means weekdays (Monday through Friday) except customary national business holidays and Good Friday. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order. (See "How to Purchase and Redeem Shares" and "Other Purchase and Redemption Procedures" herein.)

In order to maintain a stable net asset value per share of $1.00, the Fund's portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, except that if fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated to prevent any material dilutive effect on investors. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold. There is no assurance that the Fund will maintain a stable net asset value per share of $1.00.

DESCRIPTION OF COMMON STOCK

The authorized capital stock of the Fund, which was incorporated on August 22, 1979 in Maryland, consists of ten billion shares of stock having a par value of one tenth of one cent ($.001) per share, currently divided into two separate series, one for each of the Fund's two Portfolios. Except as noted below, each share of either series has equal dividend, distribution, liquidation and voting rights within the Portfolio for which it was issued, and a fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Generally, shares will be voted in the aggregate without reference to Portfolio or except if voting by Portfolio Class is required by law or the matter involved affects only one Portfolio Class, in which case shares will be voted separately by Portfolio Class. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares of the Fund are redeemable at net asset value, at the option of the shareholder. As of November 30, 1996, the amount of shares owned by all officers and directors of the Fund, as a group, was less than 1% of the outstanding shares of the Fund.


Each series of the Fund is subdivided into two classes of stock, Class A and Class B. Each share in a series Portfolio, regardless of class, will represent an interest in the same portfolio of investments and will have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications, designations and terms and conditions, except that:
(i) the Class A and Class B shares will have different class designations; (ii) Class A shares will bear the Service Fees charged pursuant to the terms of the Plan applicable to that class; (iii) the holders of the Class A shares would be entitled to vote on matters pertaining to the Plan and any related agreements in accordance with provisions of Rule 12b-1; and (iv) the exchange privilege will permit shareholders to exchange their shares only for shares of the same class of a fund that participates in an Exchange Privilege Program with the Fund. Payments that are made under the Plans will be calculated and charged daily to the appropriate class prior to determining daily net asset value per share and dividends/distributions.

CUSTODIAN AND TRANSFER AGENT


Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105 is custodian for the Fund's cash and securities. Reich & Tang Services L.P., 600 Fifth Avenue, New York, New York 10020 is transfer agent and dividend agent for the shares of the Fund. The Fund's transfer agent and custodian do not assist in, and are not responsible for, investment decisions involving assets of the Fund.


GENERAL INFORMATION

All shareholder inquiries should be directed to Short Term Income Fund, Inc., 600 Fifth Avenue, New York, New York 10020 (telephone: 212-830-5220).

The Fund prepares semi-annual unaudited and annual audited reports which include a list of investment securities held by the Fund and which are sent to shareholders.

As a general matter, the Fund will not hold annual or other meetings of the Fund's shareholders. This is because the By-laws of the Fund provide for annual meetings only (a) for the election of directors, (b) for approval of revised investment advisory contracts with respect to a particular class or series of stock, (c) for approval of the Fund's distribution agreement with respect to a particular class or series o f stock, and (d) upon the written request of holders of shares entitled to cast not less than 25% of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the 1940 Act including the removal of Fund director(s) and communication among shareholders, any registration of the Fund with the Securities and Exchange Commission or any state, or as the Directors may consider necessary or desirable. Each Director serves until the next meeting of the shareholders called for the purpose of considering the election or reelection of such Director or of a successor to such Director, and until the election and qualification of his or her successor, elected at such a meeting, or until such Director sooner dies, resigns, retires or is removed by the vote of the shareholders.

For further information with respect to the Fund and the shares offered hereby, reference is made to the Fund's Registration Statement filed with the Securities and Exchange Commission, including the exhibits thereto. The Registration Statement and the exhibits thereto may be examined at the Commission and copies thereof may be obtained upon payment of certain duplicating fees.

                   Table of Contents
Table of Fees and Expenses...........................
Selected Financial Information
  Money Market Portfolio.............................       SHORT
  U.S. Government Portfolio .........................       TERM
Investment Objectives,                                      INCOME
Policies and Risks...................................       FUND, INC.
  Money Market Portfolio.............................
  U.S. Government Portfolio..........................
  Investment Risks...................................
Investment Restrictions
How to Purchase and Redeem Shares....................
  Money Market Portfolio and
  U.S. Government Portfolio..........................
  Investment Through
    Participating Organizations......................
Other Purchase and
  Redemption Procedures..............................       PROSPECTUS
  Initial Purchase of Shares.........................       January 2, 1997
  Electronic Funds Transfers,
    Pre-Authorized Credit and
    Direct Deposit Privilege.........................
  Subsequent Purchases of Shares.....................
  Redemption of Shares...............................
  Specified Amount Automatic
    Withdrawal Plan..................................
  Exchange Privilege.................................
Individual Retirement Accounts.......................
Management and Investment
   Management Contract...............................
Distribution and Service Plan........................
Dividends and Federal Income Tax Matters.............
Net Asset Value......................................
Description of Common Stock..........................
Custodian and Transfer Agent.........................
General Information..................................

--------------------------------------------------------------------------------
SHORT TERM                                 600 Fifth Avenue, New York, NY 10020
INCOME FUND, INC.                                                (212) 830-5220
================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION

                                 JANUARY 2, 1997


Short Term Income Fund, Inc. (the "Fund") is a no-load, open-end, diversified management investment company. The Fund's investment objective is to provide as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Fund is presently comprised of two separate Portfolios and each Portfolio offers two classes of shares to the general public.

This Statement of Additional Information is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund's prospectus dated January 2, 1997 (the "Prospectus"). This Statement of Additional Information contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus, additional copies of which may be obtained without charge by writing & calling the Fund's distributor, Reich & Tang Distributors L.P., at the address or telephone number set forth above.


--------------------------------------------------------------------------------
                                Table of Contents
--------------------------------------------------------------------------------

 Investment Objectives,
  Policies and Risk.........................................2    Redemption of Shares.................................10
 Investment Restrictions....................................2    Distribution and Service Plan........................10
 Portfolio Transactions.....................................3    Counsel and Auditors.................................11
 Yield Quotations...........................................5    Description of Ratings...............................12
 Management and Management Contract.........................5    Independent Auditor's Report.........................13
 Compensation Table.........................................7    Financial Statements.................................14
-----------------------------------------------------------------------------------------------------------------

INVESTMENT OBJECTIVES, POLICIES AND RISK
Money Market Portfolio

Bank Obligations

Domestic banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation ("FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities; in addition, state banks whose certificates of deposit may be purchased by the Fund are insured by the FDIC and are subject to Federal examination and to a substantial body of Federal law and regulation.

Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as certificates of deposit ("CDs") and time deposits ("TDs") may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign subsidiary of a domestic bank or about a domestic or foreign branch of a foreign bank than about a domestic bank.

Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and State regulation as well as governmental action in the country in which the foreign bank has its head office. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (2) maintain assets within the state of an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC.

In view of the foregoing factors associated with the purchase of CDs and the TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, the Manager carefully evaluates such investments on a case by case basis.

REPURCHASE AGREEMENTS

Investments by the Fund in repurchase agreements are made in accordance with procedures established by the Fund providing that the securities serving as collateral for each repurchase agreement are delivered to the Fund's custodian either physically or in book entry form and that the collateral is marked to the market with sufficient frequency to ensure that each repurchase agreement is fully collateralized at all times. A buyer of a repurchase agreement runs the risk of loss with respect to his investment in the event of a default by the issuer if, at the time of default, the value of the collateral securing the agreement is less than the price paid for the repurchase agreement. Were a default to occur, the Fund would look to the collateral securing the repurchase agreement to recover its entire investment. In the event that a vendor defaults on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral are less than the repurchase price. If the vendor becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses in selling the collateral. The Fund enters into repurchase agreements only with member banks of the Federal Reserve System and "primary dealers" (as designated by the Federal Reserve Bank of New York) in United States government securities. In the view of the management of the Fund, the restrictions and procedures described above which govern the Fund's investments in repurchase agreements substantially minimize the Fund's risk of losses in making those investments. Repurchase agreements may be considered to be loans under the Investment Company Act of 1940, as amended (the "1940 Act").

         INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions which are in addition to those described in the Prospectus. Under the following restrictions, which may not be changed without the approval by a majority vote of the Fund's outstanding shares and which apply to each of the Money Market Portfolio and the U.S. Government Portfolio, the Fund may not:

(a) invest in securities of companies that have conducted operations for less than three years, including the operations of predecessors;

(b) invest in or hold securities of any issuer if officers and directors of the Fund or Reich & Tang Asset Management, Inc., the general partner of its investment manager, individually owning beneficially more than 1/2 of 1% of the securities of the issuer, in the aggregate own more than 5% of the issuer's securities; and

(c) make investments for the purpose of exercising control over any issuer or other person; (2) purchase securities having voting rights at the time of purchase; (3) purchase securities of other investment companies, except in connection with a merger, acquisition, consolidation or reorganization involving the Fund; (4) invest in real estate (other than debt obligations secured by real estate or interests therein or debt obligations issued by companies which invest in real estate or interests therein), commodities, commodity contracts, commodity options, interests in oil or gas or interests in other mineral exploration or development programs; (5) purchase restricted securities or purchase securities on margin; (6) make short sales of securities or intentionally maintain a short position in any security or write, purchase or sell puts, calls, straddles, spreads or any combination thereof; (7) act as an underwriter of securities or (8) issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any permitted borrowings.

PORTFOLIO TRANSACTIONS

The Fund's purchases and sales of securities usually are principal transactions. Portfolio securities are generally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases and the Fund at present does not anticipate paying brokerage commissions. Should the Fund pay a brokerage commission on a particular transaction, the Fund would seek to effect the transaction at the most favorable available combination of best execution and lowest commission. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

No portfolio transactions are executed with the Manager, or with an affiliate of the Manager, acting either as principal or as paid broker.

The frequency of transactions and their allocation to various dealers is determined by the Manager in its best judgment and in a manner deemed in the best interest of shareholders of the Fund. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

Investment decisions for the Fund will be made independently from those for any other accounts or investment companies that may be or become advised or managed by the Manager or its affiliates. If, however, the Fund and other investment companies or accounts advised or managed by the Manager are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other investment companies managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchasers or sellers.

The Fund does not determine net asset value per share on the following holidays:
New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Pursuant to rules of the Securities and Exchange Commission, the Fund's Board of Directors has established procedures to stabilize the Fund's net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share, of each Class based on available market rates, from $1.00. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than one year, will limit portfolio investments, including repurchase agreements, to those United States dollar-denominated instruments that the Fund's Board of Directors determines present minimal credit risks, and will comply with certain reporting and record-keeping procedures. The Fund has also established procedures to ensure that portfolio securities meet the quality criteria as provided in Rule 2a-7 of the 1940 Act. (See "Investment Objectives, Policies and Risks" in the Prospectus.)


On November 30, 1996, there were 789,555,975.150 Money Market Portfolio - Class A shares outstanding, 232,621,453.940 Money Market Portfolio - Class B shares outstanding, 592,924,934.780 U.S. Government Portfolio -Class A shares outstanding and 125,425,468.850 U.S. Government Portfolio - Class B shares outstanding. As of November 30, 1996, the amount of shares owned by all officers and directors of the Fund, as a group, was less than 1% of the outstanding shares. Set forth below is certain information as to persons who owned 5% or more of the Fund's outstanding shares as of November 30, 1996:


Money Market Portfolio - Class A
                                                              Nature of
Name and address                        % of Class            Ownership


Abraham Dushey as                          12.33%             Beneficial
 Custodian for Raquel Dushey UGMA
100 Broad Street
Elizabeth, N.J. 07201

Fred C. Gregory                            07.18%             Beneficial
15 Selden Street
Rochester, N.Y. 14605

Abraham Dushey as                          06.45%             Beneficial
 Custodian for Samuel Dushey UGMA
100 Broad Street
Elizabeth, N.J. 07201


Money Market Portfolio - Class B


Beldock Levine & Hoffman                   12.23%             Record
99 Park Avenue
New York, N.Y. 10016

Reich & Tang Asset Management L.P.         10.91%             Record
  as Agent for Various
  Benefical Owners
600 Fifth Avenue
New York, N.Y. 10020

Edwin A. Goodman                           10.21%             Record
c/o Hambro America Inc.
1115 Fifth Avenue
New York, N.Y. 10128


U.S. Government Portfolio - Class A


Reich & Tang Services L.P.                     97.24%             Record
  as Agent for Various
  Beneficial Owners
600 Fifth Avenue
New York, N.Y. 10020


U.S. Government Portfolio - Class B

Reich & Tang Services L.P.                     61.50%             Record
  as Agent for Various
  Beneficial Owners
600 Fifth Avenue
New York, N.Y. 10020

The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. The Fund will not issue certificates evidencing Fund shares. The Fund's By-laws provide that the holders of one-third of the outstanding shares of the Fund present at the meeting in person or proxy will constitute a quorum for the transaction of business at a meeting.

As a general matter, the Fund will not hold annual or other meetings of the Fund's shareholders. This is because the By-laws of the Fund provide for annual meetings only (a) for the election of directors, (b) for approval of revised investment advisory contracts with respect to a particular class or series of stock, (c) for approval of the Fund's distribution agreement with respect to a particular class or series of stock, and (d) upon the written request of holders of shares entitled to cast not less than 25% of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the 1940 Act including the removal of Fund director(s) and communication among shareholders, any registration of the Fund with the Securities and Exchange Commission or any state, or as the Directors may consider necessary or desirable. Each Director serves until the next meeting of shareholders called for the purpose of considering the election or reelection of such Director or of a successor to such Director, and until the election and qualification of his or her successor, elected at such meeting, or until such Director sooner dies, resigns, retires or is removed by the vote of the shareholders.

YIELD QUOTATIONS

The Fund calculates a seven-day yield quotation using a standard method prescribed by the rules of the Securities and Exchange Commission. Under that method, the Fund's yield figure, which is based on a chosen seven-day period, is computed as follows: the Fund's return for the seven-day period (which is obtained by dividing the net change in the value of a hypothetical account having a balance of one share at the beginning of the period by the value of such account at the beginning of the period (expected to always be $1.00) is multiplied by (365/7) with the resulting annualized yield figure carried to the nearest hundredth of one percent. For purposes of the foregoing computation, the determination of the net change in account value during the seven-day period reflects (i) dividends declared on the original share and on any additional shares, including the value of any additional shares purchased with dividends paid on the original share, and (ii) fees charged to all shareholder accounts. Realized capital gains or losses and unrealized appreciation or depreciation of the Fund's portfolio securities are not included in the computation.

The Fund also compiles a compound effective yield quotation for a seven-day period by using a formula prescribed by the Securities and Exchange Commission. Under that formula, the Fund's unannualized return for the seven-day period (described in the preceding paragraph) is compounded by adding one to the base period return, raising the sum to a power equal to 365/7 and subtracting one from the result (i.e., effective yield = (base return +1)365/7-1).

Although published yield information is useful to investors in reviewing the Fund's performance, investors should be aware that the Fund's yield for each Portfolio fluctuates from day to day and that the Fund's yield for any given period for a Portfolio is not an indication, or representation by the Fund, of future yields or rates of return on the Fund's shares. The Fund's yields are not fixed or guaranteed, and an investment in the Fund is not insured. Accordingly, the Fund's yield information may not necessarily be used to compare Fund shares with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. In addition, investments in the Fund may not necessarily be used to compare with investment alternatives which are insured or guaranteed.


The Money Market Portfolio's Class A shares yield for the seven-day period ended August 31, 1996 was 4.50%, which is equivalent to an effective yield of 4.60%. The Money Market Portfolio's Class B shares yield for the seven-day period ended August 31, 1996 was 4.83%, which is equivalent to an effective yield of 4.94%. The U.S. Government Portfolio's Class A shares yield for the seven-day period ended August 31, 1996 was 4.53% which is equivalent to an effective yield of 4.64%. The U.S. Government Portfolio's Class B shares yield for the seven-day period ended August 31, 1996 was 4.78% which is equivalent to an effective yield of 4.90%.

          MANAGEMENT AND MANAGEMENT CONTRACT

Directors and Officers

The Directors and Officers of the Fund and their principal occupations during the past five years are set forth below. Unless otherwise specified, the address of each of the following persons is 600 Fifth Avenue, New York, New York 10020. Directors deemed to be "interested persons" of the Fund for purposes of the 1940 Act are indicated by an asterisk.


Steven W. Duff, 42:* President and Director of the Fund, is President of the Mutual Funds Division of the Manager since September 1994. Mr. Duff was formerly Director of Mutual Fund Administration of NationsBank with which he was associated from 1981 to August 1994. Mr. Duff is also President and a Director of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc. and North Carolina Daily Municipal Income Fund, Inc.; President and Trustee of Florida Daily Municipal Income Fund, Institutional Daily Income Fund, and Pennsylvania Daily Municipal Income Fund; President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc. and Executive Vice President of Reich & Tang Equity Fund, Inc.

W. Giles Mellon, 65: Director of the Fund, is Professor of Business Administration and Area Chairman of Economics and Finance in the Graduate School of Management, Rutgers University with which he has been associated since 1966. His address is Rutgers University Graduate School of Management, 92 New Street, Newark, New Jersey 07102. Dr. Mellon is also a Director of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc. and Reich & Tang Equity Fund, Inc., a Trustee of Florida Daily Municipal Income Fund, Institutional Daily Income Fund and Pennsylvania Daily Municipal Income Fund.

Robert Straniere, 55: Director of the Fund, is a member of the New York State Assembly and a partner in the Straniere Law Firm since 1981. His address is 182 Rose Avenue, Staten Island, New York 10306. Mr. Straniere is also a Director of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Life Cycle Funds, Inc., Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc. and Reich & Tang Equity Fund, Inc., a Trustee of Florida Daily Municipal Income Fund, Institutional Daily Income Fund and Pennsylvania Daily Municipal Income Fund.

Dr. Yung Wong, 58: Director of the Fund, was Director of Shaw Investment Management (UK) Limited from 1994 to October 1995 and formerly General Partner of Abacus Partners Limited Partnership (a general partner of a venture capital investment firm) from 1984 to 1994. Dr. Wong is a Director of Republic Telecom Systems Corporation (provider of telecommunications equipment) since January 1989, and of TelWatch, Inc. (provider of network management software) since August 1989. His address is 29 Alden Road, Greenwich, Connecticut 06831. Dr. Wong is also a Director of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc. and Reich & Tang Equity Fund, Inc., a Trustee of Florida Daily Municipal Income Fund, Institutional Daily Income Fund and Pennsylvania Daily Municipal Income Fund.

Bernadette N. Finn, 49: Vice President and Secretary of the Fund, is Vice President of the Mutual Fund Division of the Manager since September 1993. Ms. Finn was formerly Vice President and Assistant Secretary of Reich & Tang, Inc. with which she was associated from September 1970 to September 1993. Ms. Finn is also a Vice President and Secretary of Delafield Fund, Inc., Institutional Daily Income Fund and Reich & Tang Equity Fund, Inc., Secretary of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Florida Daily Municipal Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund and Tax Exempt Proceeds Fund, Inc.

Molly Flewharty, 45: Vice President of the Fund, is Vice President of the Mutual Funds Division of the Manager since September 1993. Ms. Flewharty was formerly Vice President of Reich & Tang, Inc. with which she was associated from December 1977 to September 1993. Ms. Flewharty is also Vice President of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Fund, Institutional Daily Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc. and Tax Exempt Proceeds Fund, Inc.

Lesley M. Jones, 48: Vice President of the Fund, is Senior Vice President of the Mutual Funds Division of the Manager since September 1993. Ms. Jones was formerly Senior Vice President of Reich & Tang, Inc. with which she was associated from April 1973 to September 1993. Ms. Jones is also a Vice President of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Institutional Daily Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund and Reich & Tang Equity Fund, Inc.

Dana E. Messina, 40: Vice President of the Fund, is Executive Vice President of the Mutual Funds Division of the Manager since January 1995 and was Vice President from September 1993 to January 1995. Ms. Messina was formerly Vice President of Reich & Tang, Inc. with which she was associated from December 1980 to September 1993. Ms. Messina is also Vice President of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Institutional Daily Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc. and Tax Exempt Proceeds Fund, Inc.

Richard De Sanctis, 40: Treasurer of the Fund, is Assistant Treasurer of NEIC since September 1993. Mr. De Sanctis was formerly Controller of Reich & Tang, Inc. from January 1991 to September 1993, Vice President and Treasurer of Cortland Financial Group, Inc. and Vice President of Cortland Distributors, Inc. from 1989 to December 1990. He is also Treasurer of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Institutional Daily Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc. and Tax Exempt Proceeds Fund, Inc. and is Vice President and Treasurer of Cortland Trust, Inc.

The Fund paid an aggregate remuneration of $173,945 to its officers and directors and to certain employees of the Manager with respect to its fiscal year ended August 31, 1996, consisting of $42,000 in aggregate directors' fees to the three disinterested directors, and salaries and benefits aggregating $131,945 paid to certain employees of the Manager pursuant to the terms of the Investment Management Contract. (See "Management and Investment Management Contract" in the Prospectus and "Manager and Investment Management Contract" below.) See Compensation Table below.


                               COMPENSATION TABLE

         (1)                    (2)                       (3)                    (4)                       (5)

                              Aggregate                Pension or             Estimated             Total Compensation
  Name of Person,         Compensation from            Retirement          Annual Benefits          from Fund and Fund
       Position            Registrant for           Benefits Accrued       upon Retirement           Complex Paid to
                             Fiscal Year            as Part of Fund                                     Directors*

                                                       Expenses
  W. Giles Mellon,
      Director                $14,000                      0                      0                   $51,000 (13 Funds)
 Robert Straniere,
      Director                $14,000                      0                      0                   $51,000 (13 Funds)
    Dr. Yung Wong,
      Director                $14,000                      0                      0                   $51,000 (13 Funds)


* The total compensation paid to such persons by the Fund and Fund Complex for the fiscal year ending August 31, 1996 (and, with respect to certain of the funds in the Fund Complex, estimated to be paid during the fiscal year ending August 31, 1996). The parenthetical number represents the number of investment companies (including the Fund) from which such person receives compensation that are considered part of the same Fund complex as the Fund, because, among other things, they have a common investment advisor.


Manager and Investment Management Contract


The Investment Manager for the Fund is Reich & Tang Asset Management L.P. a Delaware limited partnership with principal offices at 600 Fifth Avenue, New York, New York 10020 (the "Manager"). As of November 30, 1996, the Manager was investment manager, adviser or supervisor with respect to assets aggregating approximately $8.9 billion. The Manager acts as manager or administrator of fifteen other investment companies and also advises pension trust, profit sharing trusts and endowments.

New England Investment Companies, L.P. ("NEICLP"), is the limited partner and owner of a 99.5% interest in the limited partnership, Reich & Tang Asset Management L.P., the Manager. Reich & Tang Asset Management, Inc. (a wholly-owned subsidiary of NEICLP) is the general partner and owner of the remaining .5% interest of the Manager. New England Investment Companies, Inc. ("NEIC"), a Massachusetts corporation, serves as the sole general partner of NEICLP. Reich & Tang Asset Management L.P. succeeded NEICLP as the Manager of the Fund.

On August 30, 1996, The New England Mutual Life Insurance Company ("The New England") and Metropolitan Life Insurance Company ("MetLife") merged, with MetLife being the continuing company. The Manager remains a wholly-owned subsidiary of NEICLP, but Reich & Tang Asset Management, Inc., its sole general partner, is now an indirect subsidiary of MetLife. Also, MetLife New England Holdings, Inc., a wholly-owned subsidiary of MetLife, owns approximately 55% of the outstanding limited partnership interest of NEICLP and may be deemed a "controlling person" of the Manager. Reich & Tang, Inc. owns approximately 17% of the outstanding partnership units of NEICLP.

MetLife is a mutual life insurance company with assets of $142.2 billion at March 31, 1996. It is the second largest life insurance company in the United States in terms of total assets. MetLife provides a wide range of insurance and investment products and services to individuals and groups and is the leader among United States life insurance companies in terms of total life insurance in force, which exceeded $1.2 trillion at March 31, 1996 for MetLife and its insurance affiliates. MetLife and its affiliates provide insurance or other financial services to approximately 36 million people worldwide.

NEIC is a holding company offering a broad array of investment styles across a wide range of asset categories through twelve subsidiaries, divisions and affiliaites offering a wide array of investment styles and products to institutional clients. Its business units include Back Bay Advisors, L.P., Copley Real Estate Advisors, Inc., Draycott Partners, Ltd., Graystone Partners, Harris Associates, Loomis, Sayles & Company, L.P., New England Funds, New England Investment Associates, Inc., Reich & Tang Capital Management, Reich & Tang Funds, Vaughan-Nelson, Scarborough & McConnell, Inc., Westpeak Investment Advisors, L.P., and an affiliate, Capital Growth Management Limited Partnership. These affiliates in the aggregate are investment advisors or managers to 42 other registered investment companies.

In addition to the Fund, the Manager's advisory clients include, among others, California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Institutional Daily Income
Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc. and Tax Exempt Proceeds Fund, Inc. The Manager also advises pension trusts, profit-sharing trusts and endowments.

The merger between The New England and MetLife resulted in an "assignment" of the Investment Management Contract relating to the Fund. Under the 1940 Act, such an assignment caused the automatic termination of this agreement. On November 28, 1995, the Board of Directors, including a majority of the directors who are not interested persons (as defined in the 1940 Act) of the Fund or the Manager, approved a new Investment Management Contract effective August 30, 1996, which has a term which extends to April 30, 1998 and may be continued in force thereafter for successive twelve-month periods beginning each May 1, provided that such continuance is specifically approved annually by majority vote of the Fund's outstanding voting securities or by its Board of Directors, and in either case by a majority of the directors who are not parties to the Investment Management Contract or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.

The new Investment Management Contract was approved by a majority of the shareholders of the Fund on April 4, 1996 and contains the same terms and conditions governing the Manager's investment management responsibilities as the Fund's previous Investment Management Contract with the Manager, except as to the date of execution and termination.

The merger and the change in control of the Manager is not expected to have any impact upon the Manager's performance of its responsibilities and obligations under the new Investment Management Contract.


Pursuant to the Investment Management Contract for each Portfolio, the Manager manages each Portfolio's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Fund.

The Manager provides persons satisfactory to the Board of Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and directors of the Fund, may be directors or officers of Reich & Tang Asset Management, Inc., the sole general partner of the Manager, or employees of the Manager or its affiliates.

The Investment Management Contract is terminable without penalty by each Portfolio on sixty days' written notice when authorized either (1) by majority vote of its outstanding voting shares or (2) by a vote of a majority of its Board of Directors or (3) by the Manager on sixty days' written notice, and will automatically terminate in the event of its assignment. The Investment Management Contract provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Manager, or of reckless disregard of its obligations thereunder, the Manager shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Investment Management Contract, (i) the Money Market Portfolio will pay an annual management fee of .30% of the Portfolio's average daily net assets not in excess of $750 million, plus .29% of such assets in excess of $750 million but not in excess of $1 billion, plus .28% of such assets in excess of $1 billion but not in excess of $1.5 billion, plus .27% of such assets in excess of $1.5 billion and (ii) the U.S. Government Portfolio will pay an annual management fee of .275% of the Portfolio's average daily net assets not in excess of $250 million, plus .25% of such assets in excess of $250 million. The Manager, at its discretion, may voluntarily waive all or a portion of the management fee. The fees are accrued daily and paid monthly. Any portion of the total fees received by the Manager may be used by the Manager to provide shareholder services and for distribution of Fund shares. (See "Distribution and Service Plan" herein.)

Pursuant to an Administrative Services Contract with the Fund, the Manager also performs clerical, accounting supervision, office service and related functions for the Fund and provides the Fund with personnel to (i) supervise the performance of bookkeeping related services by Investors Fiduciary Trust Company, the Fund's bookkeeping agent, (ii) prepare reports to and filings with regulatory authorities, and (iii) perform such other services as the Fund may from time to time request of the Manager. The personnel rendering such services may be employees of the Manager, of its affiliates or of other organizations. The Manager, at its discretion, may voluntarily waive all or a portion of the administrative services fee. For its services under the Administrative Services Contract, the Manager receives from the Fund an annual fee equal to .21% of each Portfolio's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

The Manager at its discretion may waive its rights to any portion of the management fee or the administrative services fee and may use any portion of the management fee and the administrative services fee for purposes of shareholder and administrative services and distribution of the Fund's shares. There can be no assurance that such fees will be waived in the future.

Investment management fees and operating expenses which are attributable to both Classes of a Portfolio will be allocated daily to each Class share based on the percentage of outstanding shares at the end of the day. Additional shareholder services provided by Participating Organizations to Class A shareholders pursuant to the Plan shall be compensated by the Distributor from its shareholder servicing fee, and the Manager from its management fee. Expenses incurred in the distribution of Class B shares shall be paid by the Manager.

EXPENSE LIMITATION

The Manager has agreed, pursuant to the Investment Management Contract, to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage and extraordinary expenses) which in any year exceed the limits on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. For the purpose of this obligation to reimburse expenses, the Fund's annual expenses are estimated and accrued daily, and any appropriate estimated payments are made to it on a monthly basis. Subject to the obligations of the Manager to reimburse the Fund for its excess expenses as described above, the Fund has, under the Investment Management Contract, confirmed its obligation for payment of all its other expenses, including all operating expenses, taxes, brokerage fees and commissions, commitment fees, certain insurance premiums, interest charges and expenses of the custodian, transfer agent and dividend disbursing agent's fees, telecommunications expenses, auditing and legal expenses, bookkeeping agent fees, costs of forming the corporation and maintaining corporate existence, compensation of Directors, officers and employees of the Fund and costs of other personnel performing services for the Fund who are not officers of the Manager or its affiliates, costs of investor services, shareholders' reports and corporate meetings, Securities and Exchange Commission registration fees and expenses, state securities laws registration fees and expenses, expenses of preparing and printing the Fund's prospectus for delivery to existing shareholders and of printing application forms for shareholder accounts, and the fees and reimbursements payable to the Manager under the Investment Management Contract and the Distributor under the Shareholder Servicing Agreement.

The Fund may from time to time hire its own employees or contract to have management services performed by third parties (including Participating Organizations) as discussed herein, and the management of the Fund intends to do so whenever it appears advantageous to the Fund. The Fund's expenses for employees and for such services are among the expenses subject to the expense limitation described above.


The following fees were paid to the predecessor investment managers under the previous Investment Management Contracts. For the Fund's fiscal year ended August 31, 1994, Reich & Tang L.P. and its successor, NEICLP, received investment management fees totaling $3,479,792 and $1,383,715 from the Money Market Portfolio and the U.S. Government Portfolio, respectively. For the Fund's fiscal year ended August 31, 1995 the Manager received investment management fees totaling $1,459,899 and $1,717,027 from the Money Market Portfolio and the U.S. Government Portfolio, respectively. For the Fund's fiscal year ended August 31, 1996 the Manager received investment management fees totaling $2,627,181 and $1,960,693 from the Money Market Portfolio and the U.S. Government Portfolio, respectively. For the Fund's fiscal year ended August 31, 1994, Reich & Tang L.P. and its successor, NEICLP, received administration fees in the aggregate of $2,360,565 and $1,056,972 from the Money Market Portfolio and the U.S. Government Portfolio, respectively. For the Fund's fiscal year ended August 31, 1995, the Manager received administration fees in the aggregate of $1,602,115 and $1,323,622 from the Money Market Portfolio and the U.S. Government Portfolio, respectively. For the Fund's fiscal year ended August 31, 1996 the Manager received administration fees in the aggregate of $1,970,196 and $1,573,195 from the Money Market Portfolio and the U.S. Government Portfolio, respectively.No reimbursements were payable to the Fund by the predecessor managers pursuant to the expense limitation described above with respect to the fiscal years ended August 31, 1994, 1995 and 1996.


The Manager now acts as investment manager or adviser for other persons and entities and may under the Investment Management Contract act as investment manager or adviser to other registered investment companies. At present, the Manager is investment manager or administrator to fifteen other registered investment companies.

         REDEMPTION OF SHARES

The material relating to the redemption of shares in the prospectus is herein incorporated by reference. Payment of the redemption price for shares redeemed may be made either in cash or in portfolio securities (selected at the discretion of the Board of Directors of the Fund and taken at their value used in determining the Fund's net asset value per share of each Class as described under "Net Asset Value" herein), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. The Fund will not distribute in kind portfolio securities that are not readily marketable. The Fund has filed a formal election with the Securities and Exchange Commission pursuant to which the Fund will only effect a redemption in portfolio securities where $250,000 or 1% of the Fund's total net assets, whichever is less, during a 90 day period. In the opinion of the Fund's management, however, the amount of redemption request would have to be significantly greater than $250,000 or 1% of total net assets before a redemption wholly or partly in portfolio securities was made.

DISTRIBUTION AND SERVICE PLAN

Pursuant to Rule 12b-1 under the 1940 Act, the Securities and Exchange Commission has required that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Fund's Board of Directors has adopted a distribution and service plan (the "Plan") and, pursuant to the Plan, the Fund and the Manager have entered into a Distribution Agreement and a Shareholder Servicing Agreement with Reich & Tang Distributors L.P. (the "Distributor") as distributor of the Fund's shares.

Reich & Tang Asset Management, Inc. serves as the sole general partner for both Reich & Tang Asset Management L.P. and Reich & Tang Distributors L.P., and Reich & Tang Asset Management L.P. serves as the sole limited partner of the Distributor.

Under each Plan, the Portfolios and the Distributor will enter a Shareholder Servicing Agreement with respect to the Class A shares. Under the Shareholder Servicing Agreements, the Distributor receives from each Portfolio a service fee equal to .25% per annum of each Portfolio's Class A shares average daily net assets, (the "Service Fee") for providing, with respect to the Class A shares, personal shareholder services and for the maintenance of shareholder accounts. The Service Fee is accrued daily and paid monthly and any portion of the Service Fee may be deemed to be used by the Distributor for payments to Participating Organizations with respect to servicing their clients or customers who are shareholders of the Fund.

Under the Distribution Agreement, the Distributor, for nominal consideration and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any subscriptions and orders will not be binding on the Fund until accepted by the Fund as principal.

The Plan and the Shareholder Servicing Agreements provide, with respect to the Class A shares, that, in addition to the Service Fee, each Portfolio will pay for (i) telecommunications expenses including the cost of dedicated lines and CRT terminals, incurred by the Participating Organizations and Distributor in carrying out their obligations under the Shareholder Servicing Agreements with respect to the Class A shares and (ii) preparing, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing subscription application forms for shareholder accounts.

The Plan provides, with respect to Class A shares, that the Manager may make payments from time to time from its own resources, which may include the management fee and past profits for the following purposes: (i) to defray the costs of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements for performing shareholder servicing and related administrative functions on behalf of the Fund; (ii) to compensate certain Participating Organizations for providing assistance in distributing the Fund's shares; and (iii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors, and to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's shares. The Distributor may also make payments from time to time from its own resources, which may include the Service Fee with respect to Class A shares and past profits for the purpose enumerated in (i) above. The Distributor will determine the amount of such payments made pursuant to the

Plan, provided that such payments will not increase the amount which each Portfolio is required to pay to the Manager and the Distributor for any fiscal year under either the Investment Management Contract in effect for that year, the Administrative Services Contract in effect for that year or under the Shareholder Servicing Agreements in effect for that year.

In accordance with the Rule, the Plan provides that all written agreements relating to the Plan entered into between either the Fund or the Distributor and Participating Organizations or other organizations must be in a form satisfactory to the Fund's Board of Directors. In addition, the Plan requires the Fund and the Distributor to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by the Fund and the Distributor pursuant to the Plan and identifying the distribution activities for which those expenditures were made.


The following information applies only to the Class A shares of the Portfolios. For the fiscal year ended August 31, 1996, the Fund paid a Service Fee for expenditures pursuant to the Plan in amounts aggregating $1,788,166 with respect to the Money Market Portfolio and $1,448,043 with respect to the U.S. Government Portfolio. During such period, the Manager and Distributor made payments pursuant to the Plan to or on behalf of Participating Organizations of $3,629,296 with respect to the Money Market Portfolio and $2,969,730 with respect to the U.S. Government Portfolio. For the fiscal year ended August 31, 1995, the Fund paid a Service Fee for expenditures pursuant to the Plan in amounts aggregating $$1,533,545 with respect to the Money Market Portfolio and $1,065,325 with respect to the U.S. Government Portfolio. During such period, the Manager and Distributor made payments pursuant to the Plan to or on behalf of Participating Organizations of $3,100,084 with respect to the Money Market Portfolio and $2,501,431 with respect to the U.S. Government Portfolio. For the fiscal year ended August 31, 1994, the Fund paid a Service Fee for expenditures pursuant to the Plan in amounts aggregating $1,752,570 with respect to the Money Market Portfolio and $1,068,325 with respect to the U.S. Government Portfolio. During such period, the Manager's predecessor and Distributor made payments pursuant to the Plan to or on behalf of Participating Organizations of $3,604,492 with respect to the Money Market Portfolio and $2,010,531 with respect to the U.S. Government Portfolio. The excess of such payments over the total payments the predecessor managers and Distributor received from the Fund represents distribution and servicing expenses funded by the Manager's predecessors and Distributor from their own resources including the management fee.

The Plan was approved by the shareholders of the Fund at a special meeting held on December 1, 1992. The continuance of the amended Plan was most recently approved at a meeting of the Board of Directors held on January 26, 1996. Each Plan for each Class of shares of each Portfolio provides that it will remain in effect until April 30, 1997, and thereafter may continue in effect for successive annual periods beginning May 1st, provided it is approved by each Class of each Portfolio's shareholders or by the Board of Directors, including a majority of directors who are not interested persons of the Fund and who have no direct or indirect interest in the operation of the Plan or in any agreement related to the Plan. Each Plan further provides that it may not be amended to increase materially the costs which may be spent by the Fund for distribution pursuant to the Plan without shareholder approval, and that other material amendments of the Plan must be approved by the directors in the manner described in the preceding sentence. The Plan may be terminated at any time by a vote of the Board of Directors or of the Fund's stockholders.


         COUNSEL AND AUDITORS

Legal matters in connection with the issuance of shares of stock of the Fund are passed upon by Messrs. Battle Fowler LLP 75 East 55th Street, New York, New York 10020.

McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York 10017, independent certified public accountants, have been selected as auditors for the Fund.

DESCRIPTION OF RATINGS

COMMERCIAL PAPER AND CORPORATE BOND RATINGS

Description of Prime-1 and A1 Commercial Paper Ratings

The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.


Commercial paper rated A by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies ("S&P") has the following characteristics. Liquidity ratios are adequate to meet cash requirements. Long-term senior debt rating should be A or better. In some cases BBB credits may be allowed if other factors outweigh the BBB rating. The issuer should have access to at least two additional channels of borrowing. Basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances. Typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred by use of numbers 1, 2 and 3 to denote relative strength within this highest classification.


Description of Aa and AA Corporate Bond Ratings

Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating) they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than the best bonds because margins of protection may not be as large as Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Bonds rated AA by S&P are judged to be high-quality debt obligations. Their capacity to pay principal and interest is considered very strong, and in the majority of instances they differ from AAA issues only in small degree. Bonds rated AAA are considered by S&P to be highest grade obligations and indicate an extremely strong capacity to pay principal and interest.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT

===============================================================================



The Board of Directors and Shareholders
Short Term Income Fund, Inc.


We have audited the accompanying statements of net assets of Money Market Portfolio and the U.S. Government Portfolio of Short Term Income Fund, Inc. as of August 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the selected financial information for each of the five years in the period then ended. These financial statements and selected financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of the Money Market Portfolio and the U.S. Government Portfolio of Short Term Income Fund, Inc. as of August 31, 1996, the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.


                                    /s/ McGladrey & Pullen, LLP





New York,  New York
October 2, 1996,  except for Note 5 as
to which the date is October 23, 1996

-------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
AUGUST 31, 1996
===============================================================================

  Face                                                                          Maturity                     Value
 Amount                                                                           Date       Yield         (Note 1)
 ------                                                                           ----       -----         --------

Bankers' Acceptances (3.06%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 30,000,000   Trust Company Bank of Georgia                                   09/30/96      5.49%       $ 29,878,275
 -----------                                                                                             ------------
  30,000,000   Total Bankers' Acceptances                                                                  29,878,275
 -----------                                                                                             ------------

Commercial Paper (27.00%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 15,000,000   ANZ Finance, Delaware                                           11/12/96      5.37%       $ 14,845,417
  20,000,000   Bank of America                                                 12/20/96      5.40          19,682,000
  15,000,000   Banque Internationale A Luxembourg (BIL) North America          10/10/96      5.56          14,915,517
  10,000,000   Banque Internationale A Luxembourg (BIL) North America          11/21/96      5.37           9,883,694
  20,000,000   Banque Internationale A Luxembourg (BIL) North America          10/17/96      5.56          19,866,044
  40,000,000   Bear Stearns Companies, Inc.                                    09/11/96      5.47          39,951,822
  13,000,000   Compaigne Bancaire                                              10/23/96      5.51          12,901,958
   8,000,000   Compaigne Bancaire                                              11/05/96      5.53           7,923,700
  15,000,000   Ford Motor Credit                                               09/16/96      5.43          14,970,804
  14,000,000   Island Finance of Puerto Rico                                   11/04/96      5.42          13,871,247
  15,000,000   J.P. Morgan & Company, Incorporated                             12/10/96      5.65          14,775,825
  20,000,000   Morgan Stanley Group, Incorporated                              09/19/96      5.43          19,952,178
  15,000,000   Raytheon Corporation                                            09/30/96      5.30          14,940,600
  45,000,000   UBS Finance, Delaware                                           09/03/96      5.30          45,000,000
 -----------                                                                                              -----------
 265,000,000   Total Commercial Paper                                                                     263,480,806
 -----------                                                                                              -----------

LOC Commercial Paper (24.61%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 15,000,000   Banamex
               LOC Barclays Bank                                               09/18/96      5.50%       $ 14,966,125
  10,000,000   Banco Bradesco
               LOC Barclays Bank                                               12/23/96      5.65           9,830,417
   5,000,000   Banco Bradesco
               LOC Barclays Bank                                               02/24/97      5.62           4,867,808
   5,000,000   Banco National de Comercial
               LOC Societe Generale                                            12/06/96      5.47           4,929,892
  10,000,000   Banco National de Comerico Exterior, S.N.C.
               LOC Societe Generale                                            12/06/96      5.44           9,860,306
  15,000,000   Banco Real Grand Cayman
               LOC Barclays Bank                                               10/02/96      5.43          14,935,958
  25,000,000   Banco Rio de La Plata
               LOC Bayerische Vereinsbank, A.G.                                01/23/97      5.55          24,464,542
  25,000,000   Bancomer S.A.
               LOC Bank of Montreal                                            10/04/96      5.34          24,885,903
  20,000,000   Bancomer S.A.
               LOC Bank of Montreal                                            10/10/96      5.56          19,887,356

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1996
===============================================================================

  Face                                                                                       Maturity                   Value
 Amount                                                                                       Date         Yield       (Note 1)
 ------                                                                                       ----         -----       -------
LOC Commercial Paper (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 10,000,000   Cemex S.A.
               LOC Credit Suisse                                                             09/10/96      5.26%       $ 9,989,791
  33,000,000   Dean Health System, Incorporated
               LOC Rabobank Nederland                                                        11/27/96      5.51         32,576,757
  10,000,000   Garanti Funding Corporation
               LOC Bayerische Vereinsbank, A.G.                                              02/06/97      5.55          9,766,000
  10,000,000   Garanti Funding Corporation
               LOC Bayerische Vereinsbank, A.G.                                              02/07/97      5.55          9,764,500
   5,000,000   Guangdong Enterprise
               LOC Credit Suisse                                                             12/18/96      5.67          4,918,733
  15,000,000   Louis Dreyfus Corporation
               LOC Credit Agricole                                                           09/16/96      5.33         14,971,292
  15,000,000   Minmetals Capital & Securities, Incorporated
               (Owned by China National Metals & Minerals Import & Export)
               LOC Credit Suisse                                                             02/25/97      5.66         14,598,958
  15,000,000   National Bank of Pakistan
               LOC Credit Suisse                                                             09/20/96      5.39         14,962,458
 -----------                                                                                                           -----------
 243,000,000   Total LOC Commercial Paper                                                                              240,176,796
 -----------                                                                                                           -----------

U.S. Government Agencies (3.70%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 21,150,000   Federal Home Loan Bank                                                        02/07/97      5.18%       $ 21,148,582
   5,000,000   Federal Home Loan Bank (a)                                                    11/18/97      5.75           5,000,000
  10,000,000   Federal National Mortgage Association (b)                                     04/04/97      5.31           9,996,048
 -----------                                                                                                           ------------
  36,150,000   Total U.S. Government Agencies                                                                            36,144,630
 -----------                                                                                                           ------------

Master Notes (11.89%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 36,000,000   Goldman Sachs (c)                                                             11/04/96      5.41%       $ 36,000,000
  35,000,000   Morgan (J.P.) Securities Incorporated (d)                                     10/11/96      5.47          35,000,000
  45,000,000   Williamette Industries Incorporated (e)                                       07/18/97      5.46          45,000,000
------------                                                                                                           ------------
 116,000,000   Total Master Notes                                                                                       116,000,000
------------                                                                                                           ------------

Other Notes (8.71%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 15,000,000   City of New York
               LOC Societe Generale                                                          01/29/97      5.75%       $ 15,000,000
   3,325,000   Greensboro, NC Public Improvement - Series C (f)                              04/01/14      5.45           3,325,000
   6,600,000   Methodist Hospital Taxable Healthcare Notes - Series 1994A                    02/24/97(h)   5.70           6,600,000
   6,900,000   New Orleans Aviation Board Taxable Refunding Bonds - Series 1993A (f)
               MBIA Insured                                                                  08/01/00      5.55           6,900,000
  25,000,000   State of Oregon Taxable EDRB (Georgia Pacific Corporation 1995 B) - Series 169
               LOC Commerzbank A.G.                                                          10/10/96(h)   5.70          25,000,000



-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1996
===============================================================================

    Face                                                                                        Maturity                Value
   Amount                                                                                        Date        Yield     (Note 1)
   ------                                                                                        ----        -----     -------
Other Notes (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 15,200,000   The City of New York Taxable Municipal Fiscal 1996 - Series A2
               LOC Societe Generale                                                             02/10/97(h)  5.70%   $ 15,200,000
   6,000,000   Winston Salem, NC Certificate of Participation                                   09/11/96(h)  5.35       6,000,000
   7,000,000   Winston Salem, NC Certificate of Participation                                   09/24/96(h)  5.35       7,000,000
------------                                                                                                         ------------
  85,025,000   Total Other Notes                                                                                       85,025,000
------------                                                                                                         ------------

Repurchase Agreement, Overnight (9.94%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 97,000,000  Donaldson, Lufkin & Jenrette Securities Corporation
              (Collateralized by $92,210,000 U.S. Treasury Notes, 5.375% to 8.500%,
              due 11/30/97 to 11/15/05 and U.S. Treasury Bonds, 6.000% to 13.875%,
              due 05/15/10 to 02/15/26)                                                         09/03/96     5.25%   $ 97,000,000
------------                                                                                                          ------------
  97,000,000   Total Repurchase Agreement, Overnight                                                                    97,000,000
------------                                                                                                          ------------

Eurodollar Certificates of Deposit (4.10%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 15,000,000   ABN-AMRO                                                                         11/15/96     5.45%   $ 15,000,000
  25,000,000   National Westminster                                                             09/10/96     5.51      24,999,421
------------                                                                                                         ------------
  40,000,000   Total Eurodollar Certificates of Deposit                                                                39,999,570
------------                                                                                                         ------------
Yankee Certificates of Deposit (6.66%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 20,000,000   Banque Nationale de Paris                                                        09/19/96     5.66%   $ 20,000,168
  25,000,000   Canadian Imperial Bank                                                           09/05/96     5.50      25,000,000
  20,000,000   Royal Bank of Canada (g)                                                         09/25/96     5.36      19,999,764
------------                                                                                                         ------------
  65,000,000   Total Yankee Certificates of Deposit                                                                    64,999,932
------------                                                                                                         ------------
               Total Investments (99.67%) (Cost $972,705,009+)                                                        972,705,009
               Cash and Other Assets Net of Liabilities (0.33%)                                                         3,199,366
                                                                                                                     ------------
               Net Assets (100.00%)                                                                                  $975,904,375
                                                                                                                     ============
               Net asset value, offering and redemption price per share:
               Class A shares, 757,623,067 shares outstanding (Note 3)                                                $      1.00
                                                                                                                     ============
               Class B shares, 220,380,901 shares outstanding (Note 3)                                                $      1.00
                                                                                                                     ============
               + Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a)  The interest rate is adjusted daily based on federal funds effective rate.
(b)  The interest rate is adjusted daily based on prime -2.50%.
(c)  The interest  rate is adjusted  daily based on opening  federal funds +.10% (daily put).
(d)  The interest rate is adjusted monthly based on one month LIBOR (daily put).
(e)  The  interest  rate is  adjusted  monthly  based on one month  LIBOR + .03% (seven day put).
(f)  Securities payable on demand at par including accrued interest (with 7 days notice). Interest rate is adjusted weekly.
(g)  The interest rate is adjusted daily based on federal funds +.10%.
(h)  The maturity date indicated is next put date.

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
AUGUST 31, 1996
===============================================================================

  Face                                                                                             Maturity             Value
 Amount                                                                                             Date       Yield   (Note 1)
 ------                                                                                             ----       -----   -------
Repurchase Agreements, Overnight (70.38%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 30,000,000  CIBC (Collateralized by $31,125,000 U.S Treasury Bills, due 02/27/97,
              U.S. Treasury Note, 6.250% due 08/31/00)                                             09/03/96    5.20%   $ 30,000,000
 183,000,000  Fuji Securities, Inc. (Collateralized by $180,854,000 U.S. Treasury Bills,
              and U.S. Treasury Notes, 6.250% to 8.875%, due 10/19/96 to 8/31/00)                  09/03/96    5.22     183,000,000
  75,000,000  CS First Boston (Collateralized by $59,352,000 U.S. Treasury Bonds,
              10.375% to 12.000%, due 08/15/03 to 11/15/12)                                        09/03/96    5.25      75,000,000
  70,000,000  CIBC (Collateralized by $72,140,000 U.S. Treasury Bills and U.S. Treasury Bonds
              7.250% to 11.250%, due 11/14/96 to 05/15/96)                                         09/03/96    5.25      70,000,000
 130,000,000  Goldman Sachs (Collateralized by $194,260,040 GNMA's, 5.500% to
              10.000%, due 09/15/01 to 08/15/26)                                                   09/03/96    5.30     130,000,000
  50,000,000  CIBC (Collateralized by $50,085,000 U.S. Treasury Bills, due 07/24/97,
              U.S. Treasury Note, 6.125%, due 05/31/97)                                            09/12/96    5.25      50,000,000
  20,000,000  Goldman Sachs (Collateralized by $29,724,000 GNMA'S, 6.500% to 10.500%,
              due 12/15/07 to 08/15/26)                                                            09/23/96    5.25      20,000,000
 -----------                                                                                                           ------------
 558,000,000  Total Repurchase Agreements, Overnight                                                                    558,000,000
 -----------                                                                                                           ------------
U.S. Government Agencies (1.16%)
-----------------------------------------------------------------------------------------------------------------------------------
$  9,216,023   Small Business Administration Variable Loan                                         05/25/14(a) 6.64%   $  9,208,381
------------                                                                                                           ------------
   9,216,023   Total U.S. Government Agencies                                                                             9,208,381
------------                                                                                                           ------------
U.S. Government Obligations (30.68%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 10,000,000   U.S. Treasury Bills                                                                 09/19/96    5.17%   $  9,977,600
  10,000,000   U.S. Treasury Bills                                                                 09/19/96    5.18       9,977,556
  10,000,000   U.S. Treasury Bills                                                                 10/10/96    5.23       9,947,583
  10,000,000   U.S. Treasury Bills                                                                 10/17/96    5.35       9,937,422
  10,000,000   U.S. Treasury Bills                                                                 10/17/96    5.29       9,937,056
  15,000,000   U.S. Treasury Bills                                                                 11/14/96    5.24      14,847,300
  10,000,000   U.S. Treasury Bills                                                                 11/21/96    5.25       9,887,644
  10,000,000   U.S. Treasury Bills                                                                 11/29/96    5.30       9,875,300
  15,000,000   U.S. Treasury Bills                                                                 12/12/96    5.46      14,778,750
  10,000,000   U.S. Treasury Bills                                                                 01/02/97    5.50       9,820,181
  10,000,000   U.S. Treasury Bills                                                                 01/09/97    5.51       9,809,422
  10,000,000   U.S. Treasury Bills                                                                 02/06/97    5.50       9,768,600
  20,000,000   U.S. Treasury Bills                                                                 03/06/97    5.43      19,466,133
  10,000,000   U.S. Treasury Notes, 7.00%                                                          09/30/96    5.06      10,012,132

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1996
===============================================================================

   Face                                                                        Maturity                   Value
  Amount                                                                        Date         Yield       (Note 1)
  ------                                                                        ----         -----       -------
U.S. Government Obligations (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 10,000,000   U.S. Treasury Notes, 8.00%                                      10/15/96      5.25%       $ 10,029,594
   5,000,000   U.S. Treasury Notes, 6.87%                                      10/31/96      5.08           5,011,600
  15,000,000   U.S. Treasury Notes, 6.87%                                      10/31/96      5.07          15,034,888
  10,000,000   U.S. Treasury Notes, 4.37%                                      11/15/96      5.18           9,980,334
  10,000,000   U.S. Treasury Notes, 4.37%                                      11/15/96      5.25           9,980,783
  10,000,000   U.S. Treasury Notes, 7.25%                                      11/15/96      5.28          10,035,723
  10,000,000   U.S. Treasury Notes, 7.25%                                      11/30/96      5.20          10,041,754
  15,000,000   U.S. Treasury Notes, 7.25%                                      11/30/96      5.49          15,057,928
------------                                                                                             ------------
 245,000,000   Total U.S. Government Obligations                                                          243,215,283
------------                                                                                             ------------
               Total Investments (102.22%) (Cost $810,423,664+)                                           810,423,664
               Liabilities in Excess of Cash and Other Assets (-2.22%)                                    (17,634,353)
                                                                                                         ------------
               Net Assets (100.00%)                                                                      $792,789,311
                                                                                                         ============
               Net asset value, offering and redemption price per share:
               Class A shares, 666,620,150 shares outstanding (Note 3)                                   $      1.00
                                                                                                         ============
               Class B shares, 126,169,161 shares outstanding (Note 3)                                   $      1.00
                                                                                                         ============

               + Aggregate cost for federal income tax purposes is identical.




FOOTNOTES:
(a) This is a small business administration variable pool certificate. The interest rate is adjusted periodically based upon the prime rate.

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED AUGUST 31, 1996
===============================================================================

                                                                            Money Market           U.S. Government
                                                                              Portfolio                Portfolio
                                                                           -------------------     ------------------
INVESTMENT INCOME
Income:
    Interest............................................................    $       53,088,941     $       41,866,422
                                                                            ------------------     ------------------
Expenses: (Note 2)
    Investment management fee...........................................             2,827,181              1,960,693
    Administration fee..................................................             1,970,196              1,573,195
    Distribution fee (Class A)..........................................             1,808,166              1,448,043
    Custodian expenses..................................................               107,238                 95,458
    Shareholder servicing and related shareholder expenses..............             1,938,400                469,689
    Legal, compliance and filing fees...................................                60,583                 53,109
    Audit and accounting................................................                91,705                 88,048
    Directors' fees ....................................................                29,318                 16,842
    Miscellaneous.......................................................                21,156                 17,926
                                                                            ------------------     ------------------
        Total expenses..................................................             8,853,943              5,723,003
        Less:
              Fees waived (Note 2)......................................   (           220,000)                --
              Expenses paid indirectly..................................   (            85,145)    (           14,045)
                                                                            ------------------     ------------------
                  Net expenses..........................................             8,548,798              5,708,958
                                                                            ------------------     ------------------
Net investment income...................................................            44,540,143             36,157,464
                                                                            ------------------     ------------------
REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.................................               130,223                160,896
                                                                            ------------------     ------------------
Increase in net assets from operations..................................    $       44,670,366     $       36,318,360
                                                                            ==================     ==================



-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED AUGUST 31, 1996 AND 1995
===============================================================================


                                                   Money Market Portfolio             U.S. Government Portfolio
                                            ----------------------------------    ----------------------------------
                                                  1996               1995              1996               1995
                                            ----------------   ---------------    ---------------   ----------------


INCREASE (DECREASE) IN NET ASSETS

Operations:
  Net investment income...................  $     44,540,143   $    40,399,994    $    36,157,464   $     32,852,430
  Net realized gain (loss) on investments.           130,223   (    11,438,610)           160,896             19,188
                                            ----------------   ---------------    ---------------   ----------------
  Increase in net assets from operations..        44,670,366        28,961,384         36,318,360         32,871,618
Dividends to shareholders:
  Net investment income
    Class A...............................  (     33,451,731)  (    28,998,644)   (    27,085,557)  (     20,587,273)
    Class B...............................  (     11,087,370)  (    11,207,955)   (     9,071,907)  (     12,265,157)
  Net realized gain on investments
    Class A...............................          --                 --         (       133,784)* (         11,606)
    Class B...............................          --                 --         (        27,112)* (          7,582)
Capital share transactions (Note 3):
    Class A...............................        94,199,071   (    13,625,381)       197,028,406         70,892,796
    Class B...............................         1,902,497   (   203,707,058)   (   180,629,804)       226,602,774
Contribution of capital from
         investment manager (Note 2)......          --               9,488,117           --                 --
                                            ----------------   ---------------    ---------------   ----------------
    Total increase (decrease).............        96,232,833   (   219,089,537)        16,398,602        297,495,570
Net assets:
    Beginning of year.....................       879,671,542     1,098,761,079        776,390,709        478,895,139
                                            ----------------   ---------------    ---------------   ----------------
    End of year...........................  $    975,904,375   $   879,671,542    $   792,789,311   $    776,390,709
                                            ================   ===============    ===============   ================




* Represents a Long Term Capital Gain distribution of $0.000202949 per share declared to shareholders of record as of August 30, 1996 and paid on September
  15, 1996.



-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
===============================================================================

1. Summary of Accounting Policies.

Short Term Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is presently comprised of two Portfolios, Money Market Portfolio and U.S. Government Portfolio, with each Portfolio having two classes of stock authorized, Class A and Class B. The Class A shares of each Portfolio are subject to a service fee pursuant to each Portfolio's Distribution and Service Plan. The Class B shares are not subject to a service fee. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of each respective Portfolio. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows.

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -

     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (including realized capital gains and losses), determined on a class level, are declared daily and paid monthly. With respect to the Money Market Portfolio, realized capital gains and losses are excluded.

     d) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on theidentified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Management Contract, the Money Market Portfolio pays a management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of .30% of the Portfolio's average daily net assets not in excess of $750 million, plus
 .29% of such assets in excess of $750 million but not in excess of $1 billion, plus .28% of such assets in excess of $1 billion but not in excess of $1.5 billion, plus .27% of such assets in excess of $1.5 billion. The U.S. Government Portfolio pays a management fee to the Manager equal to .275% of the Portfolio's average daily net assets not in excess of $250 million, plus .25% of such assets in excess of $250 million. The Manager has agreed to reimburse the Fund for its
net   operating   expenses   (exclusive  of  taxes,   brokerage,   interest  and
extraordinary expenses) to the extent that such expenses, including the management fee, for any fiscal year exceed 1% of the average daily net assets of each Portfolio for 1% of the average daily net assets of each Portfolio for such fiscal year. No such reimbursement was required for the year ended August 31, 1996.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
===============================================================================
2. Investment Management Fees and Other Transactions with Affiliates.
(Continued)

Pursuant to an Administrative Services Agreement, each Portfolio pays to the Manager an annual fee of .21% of each Portfolio's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion. Prior to December 1, 1995 the administration fee was .20%, .19% and 18%.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of each Portfolio. For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio with respect only to the Class A shares, a service fee equal to .25% of 1% per annum of each Portfolio's average daily net assets.

For the year ended August 31, 1996 the Manager voluntarily waived investment management fees and shareholder servicing fees of $200,000 and $20,000, respectively, of the Money Market Portfolio.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $9,000 per annum plus $1,250 per meeting attended.

Included in the Statements of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $786,362 and $228,495 for the Money Market Portfolio and the U.S. Government Portfolio, respectively, paid to Reich & Tang Services L.P., an affiliate of the Manager as servicing agent for the Fund. Included under the captions "Custodian expenses" and "Shareholder servicing and related shareholder expenses" are expense offsets of $85,145 and $14,045 for the Money Market Portfolio and the U.S. Government Portfolio, respectively.

On November 4, 1994, in order to maintain the net asset value of the Money Market Portfolio at $1.00, the Manager purchased U.S. Government Agency Securities, from the Money Market Portfolio for $130,750,000 which was equal to the Money Market Portfolio's amortized cost or carrying value on that date. The securities had a fair value of $121,261,883 on this date. The excess over fair value ($9,488,117) that was paid by the Manager has been classified by the Money Market Portfolio as a realized loss in the Statement of Operations and a capital contribution in the Statement of Changes in Net Assets.

3. Capital Stock.

At August 31, 1996, 10,000,000,000 shares of $.001 par value stock were authorized and capital paid in for the Money Market Portfolio and the U.S. Government Portfolio amounted to $978,003,968 and $792,789,311, respectively. Transactions in capital stock, all at $1.00 per share, were as follows:




-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CAPITAL STOCK. (CONTINUED)
===============================================================================

3. Capital Stock. (Continued)
                                                Money Market Portfolio                 U.S. Government Portfolio
                                         ----------------------------------       ------------------------------------
                                            Year Ended          Year Ended          Year Ended            Year Ended
                                              8/31/96             8/31/95             8/31/96               8/31/95
                                         --------------      --------------       --------------        --------------
Class A
Sold...................................     750,205,484         697,072,360          784,780,227           564,854,707
Issued on reinvestment of dividends....      29,962,057          25,911,372           26,088,090            19,605,821
Redeemed...............................  (  685,968,470)     (  736,609,113)      (  613,839,911)       (  513,567,732)
                                         --------------      --------------       --------------        --------------
Net increase (decrease)................      94,199,071      (   13,625,381)         197,028,406            70,892,796
                                         ==============      ==============       ==============        ==============

Class B
Sold...................................     635,780,156         515,705,468          752,064,206         1,119,846,439
Issued on reinvestment of dividends....      10,765,783          11,057,107            8,117,333            10,643,618
Redeemed...............................  (  644,643,442)     (  730,469,633)      (  940,811,343)       (  903,887,283)
                                         --------------      --------------       --------------        --------------
Net increase (decrease)................       1,902,497      (  203,707,058)      (  180,629,804)          226,602,774
                                         ==============      ==============       ==============        ==============


4. Sales of Securities.

Accumulated undistributed realized losses of the Money Market Portfolio at August 31, 1996 amounted to $2,294,030. At August 31, 1996 the Fund had tax basis capital losses of $2,283,215 which may be carried forward to offset future capital gains through August 31, 2002.

5. Subsequent Event.

On October 22, 1996 the U.S. Government Portfolio declared a Long Term Capital Gain distribution of $.000262202 per share to shareholders of record as of October 22, 1996. The dividend will be paid on November 15, 1996.

6. SELECTED FINANCIAL INFORMATION.

Reference is made to page 2 of the Prospectus for the Selected Financial Information.



-------------------------------------------------------------------------------

                                     PART C
                                OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits.
         (a)      Financial Statements.

                  Included in Prospectus Part A:

                  (1)      Table of Fees and Expenses.
                  (2)      Selected Financial Information.

                  Included in Statement of Additional Information Part B:

                  (1)      Independent Auditor's Report dated October 2, 1996;
                  (2)      Statement of Net Assets at August 31, 1996 (audited);
                  (3) Statement of Operations for the year ended August 31, 1996 (audited);
                  (4) Statements of Changes in Net Assets for the two years ended August 31, 1996 and 1995; and
                  (5)      Notes to Financial Statements.

         (b)      Exhibits:

(1) Articles of Incorporation of Registrant (filed as Exhibit 1 to Registration Statement on Form N-1 [File No. 2-65135] and incorporated herein by reference).

(2) By-Laws of Registrant (filed as Exhibit 2 to Registration Statement on Form N-1 [File No. 2-65135] and incorporated herein by reference).

(3)  None.

(4) Form of Certificate for shares of the Money Market Portfolio and U.S. Government Portfolio Common Stock of Registrant.

(5) Investment Management Contract between the Registrant and Reich & Tang Asset Management L.P.

(6) Distribution Agreement between the Registrant and Reich & Tang Distributors L.P.

(7)  None.

(8) Copy of Custody Agreement between Registrant and Investors Fiduciary Trust Company (filed as Exhibit 8 to Post-Effective Amendment No. 26 to Registration Statement on Form N-1A [File Nos. 2-65135 and 811-2950] and incorporated herein by reference).

(9)  (a), (b) and (c)
     Participating   Broker  agreements   with   Discount  Brokerage
     Corporation, Neuberger & Berman and L.F. Rothschild, Uterberg Towbin, respectively, (filed as Exhibits 9(a), (b) and (c), respectively, to Post-Effective Amendment No. 2 to Registration Statement on Form N-1 [File No. 2-65135] and incorporated herein by reference).

(9) (d) Administrative Services Contract between Registrant and Reich & Tang L.P. (filed as Exhibit 9(d) to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A [File No. 2-65135 ] and incorporated herein by reference).

(9) (e) Transfer Agency Agreement (filed as Exhibit 9(e) to Post-Effective Amendment No. 26 to Registration Statement on Form N-1A [File Nos. 2-65135 and 811-2950] and incorporated herein by reference).

(10) (a) Opinion and Consent of Messrs. Seward & Kissel (filed as Exhibit 10(a) to Pre-Effective Amendment No. 1 to Registration Statement on Form N-1 [File No. 2-65135] and incorporated herein by reference).

(10) (b) Opinion of Messrs. Venable, Baetjer and Howard (filed as Exhibit 10(b) to Pre-Effective Amendment No. 1 to Registration Statement on Form N-1 [File No. 2-65135] and incorporated herein by reference).

(11) Consent of Independent Auditors.

(12) None.

(13) Written assurance of Reich & Tang, Inc. that the purchase of shares of the registrant was for investment purposes without any present intention of redeeming on reselling (filed as Exhibit 13 to Pre-Effective Amendment No. 1 to Registration Statement on Form N-1 [File No. 2-65135] and incorporated by reference).

(14) None.

(15.1)  Distribution  and  Service  Plan  pursuant  to Rule  12b-1  under  the
     Investment Company Act of 1940.

(15.2) Distribution Agreement between Registrant and Reich & Tang Distributors
     L.P. filed as Exhibit 6 herein.

(15.3) Shareholder  Servicing  Agreement  between  Registrant and Reich & Tang
     Distributors L.P.


(17) Financial Data Schedule
ITEM 25. Persons Controlled by or under Common Control with Registrant.

         No such persons.

ITEM 26. Number of Holders of Securities.

         (1)                                                     (2)
                                                      Number of Record Holders,
   Title of Class - Class A                              November 30, 1996
    ------------------------                              -----------------

   Money Market Portfolio                                        69,805
   Common Stock, par value
   $.001 per share

   U.S. Government Portfolio                                    11,792
   Common Stock, par value
   $.001 per share

   Title of Class - Class B

   Money Market Portfolio                                         5,441
   Common Stock, par value
   $.001 per share

         U.S. Government Portfolio                             1,037
         Common Stock, par value
         $.001 per share


Item 27. Indemnification.

         Registrant  incorporates  herein by reference the response to Item 4 of
Part II of Registrant's Registration Statement on Form N-1 filed with the Commission on August 23, 1979.

ITEM 28. Business and Other Connections of Investment Adviser.

         The description of Reich & Tang Asset Management L.P. under the caption "Management and Investment Management Contract" in the Prospectus and "Management and Management Contract" in the Statement of Additional Information constituting parts A and B, respectively, of the Registration Statement are incorporated herein by reference.

     New England Investment Companies L.P. ("NEICLP"), is the limited partner and owner of 99.5% interest in Reich & Tang Asset Management L.P. (the "Manager"). Reich & Tang Asset Management Inc. (a wholly-owned subsidiary of NEICLP) is the sole general partner and owner of the remaining .5% interest of the Manager. New England Investment Companies, Inc. ("NEIC"), a Massachusetts corporation, serves as the sole limited partner of NEICLP. Reich & Tang Asset Management L.P. succeeded NEICLP as the Manager of the Fund.


     On August 30, 1996, The New England Mutual Life Insurance Company and Metropolitan Life Insurance Company ("MetLife") merged, with MetLife being the continuing company. The Manager remains an indirect wholly-owned subsidiary of NEICLP, but Reich & Tang Asset Management, Inc., its sole general partner, is now an indirect subsidiary of MetLife. Also, MetLife New England Holdings, Inc., a wholly-owned subsidiary of MetLife, owns approximately 55% of the outstanding limited partnership interest of NEICLP and may be deemed a "controlling person" of the Manager. Reich & Tang, Inc. owns approximately 17% of the outstanding partnership units of NEICLP.


     Registrant's investment adviser, Reich & Tang Asset Management L.P., is a registered investment adviser. Reich & Tang Asset Management L.P.'s investment advisory clients include California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Florida Daily Municipal Income Fund, Institutional Daily Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Short Term Income Fund, Inc., and Tax Exempt Proceeds Fund, Inc., registered investment companies whose addresses are 600 Fifth Avenue, New York, New York 10020, which invest principally in money market instruments, Delafield Fund, Inc. and Reich & Tang Equity Fund, Inc., a registered investment company whose address is 600 Fifth Avenue, New York, New York 10020, which invests principally in equity securities and In addition, Reich & Tang Asset Management L.P. is the sole general partner of Alpha Associates, August Associates, Reich & Tang Minutus Cap L.P., Reich & Tang Equity Partnerships L.P. and Tucek Partners, private investment partnerships organized as limited partnerships.

     Peter S. Voss, President, Chief Executive Officer and a Director of NEIC since October 1992, Chairman of the Board of NEIC since December 1992, Group Executive Vice President, Bank of America, responsible for the global asset management private banking businesses, from April 1992 to October 1992, Executive Vice President of Security Pacific Bank, and Chief Executive Officer of Security Pacific Hoare Govett Companies a wholly-owned subsidiary of Security Pacific Corporation, from April 1988 to April 1992, Director of The New England since March 1993, Chairman of the Board of Directors of NEIC's subsidiaries other than Loomis, Sayles & Company, Incorporated ("Loomis") and Back Bay Advisors, Inc. ("Back Bay"), where he serves as a Director, and Chairman of the Board of Trustees of all of the mutual funds in the TNE Fund Group and the Zenith Funds. G. Neil Ryland, Executive Vice President, Treasurer and Chief Financial Officer NEIC since July 1993, Executive Vice President and Chief Financial Officer of The Boston Company, a diversified financial services company, from March 1989 until July 1993, from September 1985 to December

1988, Mr. Ryland was employed by Kenner Parker Toys, Inc. as Senior Vice President and Chief Financial Officer. Edward N. Wadsworth, Executive Vice President, General Counsel, Clerk and Secretary of NEIC since December 1989, Senior Vice President and Associate General Counsel of The New England from 1984 until December 1992, and Secretary of Westpeak and Draycott and the Treasurer of NEIM. Lorraine C. Hysler has been Secretary of Reich & Tang Asset Management Inc. since July 1994, Assistant Secretary of NEIC since September 1993, Vice President of the Mutual Funds Group of New England Investment Companies, L.P. from September 1993 until July 1994, and Vice President of Reich & Tang Mutual Funds since July 1994. Ms. Hysler joined Reich & Tang, Inc. in May 1977 and served as Secretary from April 1987 until September 1993. Richard E. Smith, III has been a Director of Reich & Tang Asset Management Inc. since July 1994, President and Chief Operating Officer of the Capital Management Group of New England Investment Companies, L.P. from May 1994 until July 1994, President and Chief Operating Officer of the Reich & Tang Capital Management Group since July 1994, Executive Vice President and Director of Rhode Island Hospital Trust from March 1993 to May 1994, President, Chief Executive Officer and Director of USF&G Review Management Corp. from January 1988 until September 1992. Steven W. Duff has been a Director of Reich & Tang Asset Management Inc. since October 1994, President and Chief Executive Officer of Reich & Tang Mutual Funds since August 1994, Senior Vice President of NationsBank from June 1981 until August 1994, Mr. Duff is President and a Director of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily
Municipal Income Fund, Inc. and Short Term Income Fund, Inc., President and Trustee of Florida Daily Municipal Income Fund, Institutional Daily Income Fund, Pennsylvania Daily Municipal Income Fund, President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc., President of Cortland Trust, Inc. and Executive Vice President of Reich & Tang Equity Fund, Inc. Bernadette N. Finn has been Vice President - Compliance of Reich & Tang Asset Management Inc. since July 1994, Vice President of Mutual Funds Division of New England Investment Companies, L.P. from September 1993 until July 1994, Vice President of Reich & Tang Mutual Funds since July 1994. Ms. Finn joined Reich & Tang, Inc. in September 1970 and served as Vice President from September 1982 until May 1987 and as Vice President and Assistant Secretary from May 1987 until September 1993. Ms. Finn is also Secretary of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Delafield Fund, Inc., Daily Tax Free Income Fund, Inc., Florida Daily Municipal Income Fund, Michigan Daily Tax Free Income Funds, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund and Tax Exempt Proceeds Fund, Inc., a Vice President and Secretary of Institutional Daily Income Fund, Reich & Tang Equity Fund, Inc. and Short Term Income Fund, Inc. Richard De Sanctis has been Treasurer of Reich & Tang Asset Management Inc. since July 1994, Assistant Treasurer of NEIC since September 1993 and Treasurer of the Mutual Funds Group of New England Investment Companies, L.P. from September 1993 until July 1994, Treasurer of the Reich & Tang Mutual Funds since July 1994. Mr. De Sanctis joined Reich & Tang, Inc. in December 1990 and served as Controller of Reich & Tang, Inc., from January 1991 to September 1993. Mr. De Sanctis was Vice President and Treasurer of Cortland Financial Group, Inc. and Vice President of Cortland Distributors, Inc. from 1989 to December 1990. Mr. De Sanctis is also Treasurer of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Institutional Daily Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Tax Exempt Proceeds Fund, Inc. and Short Term Income Fund, Inc. and is Vice President and Treasurer of Cortland Trust, Inc.

Item 29. Principal Underwriters.

(a) Reich & Tang Distributors L.P., the Registrant's Distributor, is also distributor for California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Institutional Daily Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc. and Tax Exempt Proceeds Fund, Inc.

(b) The following are the directors and officers of Reich & Tang Asset Management, Inc., the general partner of Reich & Tang Distributors L.P. Reich & Tang Distributors L.P. does not have any officers. The principal business address of Messrs. Voss, Ryland, and Wadsworth is 399 Boylston Street, Boston, Massachusetts 02116. All other persons' principal business address is 600 Fifth Avenue, New York, New York 10020.

                           Positions and Offices
                           With the General Partner      Positions and Offices
Name                       of the Distributor               With Registrant

Peter S. Voss              President, CEO, and                None
                            Director
G. Neal Ryland             Executive Vice President,          None
                            Treasurer and CFO
Edward N. Wadsworth        Executive Vice President           None
                            and General Counsel
Richard E. Smith III       Director                           None
Steven W. Duff             Director                    President and Director
Bernadette N. Finn         Vice President          Vice President and Secretary
Lorraine C. Hysler         Secretary                          None
Richard De Sanctis         Vice President and              Treasurer
                            Treasurer


(c)  Not applicable.

ITEM 30. Location of Accounts and Records.

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained in the physical possession of the Registrant or Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, the Registrant's custodian.

ITEM 31. Management Services.

         Not applicable.

ITEM 32. Undertakings.

         Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 17th day of December, 1996.

                          SHORT TERM INCOME FUND, INC.


                                                     By: /s/Steven Duff
                                   Steven Duff
                                    President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        Signature                          Capacity                  Date


(1)     Principal Executive Officer


By:     /s/ Steven W. Duff                                            12/17/96
        Steven W. Duff*                    President and
                                           Director


(2)     Principal Financial and
        Accounting Officer

By:     /s/Richard De Sanctis              Treasurer                  12/17/96
        Richard De Sanctis


(3)      Majority of Directors


        Steven W. Duff                     President and
                                           Director
        Yung Wong                          Director
        W. Giles Mellon                    Director
        Robert Straniere                   Director



By:     /s/ Bernadette N. Finn                                        12/17/96
        Bernadette N. Finn
        Attorney-in-Fact




* Powers of attorney filed as "Other Exhibit" to Post-Effective Amendment No. 26 to Registration Statement on Form N-1A [File Nos. 2-65135 and 811-2950] and incorporated herein by reference.